UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2015

Steven I. Koszalka

American Funds Short-Term Tax-Exempt Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Invest in municipal bonds
for tax-advantaged income.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Annual reports for the year ended July 31, 2015

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide you with a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015 (the most recent calendar quarter-end) and the total annual fund operating expense ratios as of the prospectus dated October 1, 2015 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.31%	0.72%	1.42%	0.58%
Limited Term Tax-Exempt Bond Fund of America	–1.59	2.48	3.04	0.57

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–0.62	4.12	3.77	0.54
American High-Income Municipal Bond Fund	1.03	5.92	4.10	0.68
The Tax-Exempt Fund of California	–0.35	4.86	4.03	0.62
American Funds Tax-Exempt Fund of New York	–0.49	–	3.45	0.72

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results reflect the reimbursement, without which the results would have been lower. This reimbursement will be in effect through at least September 30, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Individual funds are listed in this report according to their risk potential, with the lowest risk funds listed first.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

17	American Funds Short-Term Tax-Exempt Bond Fund

23	Limited Term Tax-Exempt Bond Fund of America

28	The Tax-Exempt Bond Fund of America

34	American High-Income Municipal Bond Fund

39	The Tax-Exempt Fund of California

44	American Funds Tax-Exempt Fund of New York

50	Financial statements

84	Boards of trustees and other officers

Fellow investors:

We are pleased to present you with this annual report for six American Funds municipal bond funds: American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York. This report covers the 12 months ended July 31, 2015, the conclusion of the funds’ fiscal year.

After a strong start, municipal bond prices faltered in the closing months of the period as the U.S. economy strengthened and investors anticipated an interest rate hike by the U.S. Federal Reserve. Despite this reversal, all of the funds produced positive results for the full fiscal year. Total returns ranged from 0.26% for American Funds Short-Term Tax-Exempt Bond Fund to 5.34% for American High-Income Municipal Bond Fund. (See pages 4 through 16 for fund specific results and information.)

Economic and market overview

The fiscal year comprised two distinct and contrasting periods. During the first half, the U.S. fixed-income market rallied as investors focused on weak economic growth in major markets around the world, the evolving fiscal crisis in Greece and aggressive stimulus measures implemented in Europe, Japan and China.

In the latter half of the year, however, municipal bonds lost ground along with the broader fixed-income market amid growing evidence that the U.S. economy was gaining strength. Some 215,000 jobs were added in July; at month-end the unemployment rate held at 5.3%. Rising home prices and strong auto sales further suggested an upbeat economic backdrop.

With Fed officials repeatedly signaling that they intend to hike rates in 2015, the yield on the benchmark 10-year U.S. Treasury bond rose from 2.17% at the end of December to a high of 2.50% on June 10. A flare-up in Greece’s ongoing debt crisis and a sharp decline in China’s stock market sparked a late-period rally as investors sought the relative safety of bonds. The rally contributed to a moderate decline in yields, as the 10-year Treasury yield fell to 2.20%. For the year, municipal bond returns outpaced Treasuries.

In June, Puerto Rico’s long-running debt crisis returned to news headlines after the island’s governor said the commonwealth’s debts of about $72 billion were “not payable” and indicated that some form of restructuring would be necessary. Efforts are under way to negotiate a resolution between the government, investors and other stakeholders. We remind investors that the municipal bond market is vast and diverse. As such, Puerto Rico’s unique challenges have no bearing on the health of most of the thousands of issuers in the market.

While the situation in Puerto Rico triggered volatility in the high-yield municipal bond market, it had a limited impact on the tax-exempt market on the whole. The Barclays High Yield Municipal Bond Index rose 2.63% for the year. That compares with a 3.56% gain for the Barclays Municipal Bond Index, a broad measure of the investment-grade (rated BBB/Baa and above) tax-exempt market. In terms of maturities, longer term bonds tended

American Funds Tax-Exempt Funds	1

to outpace shorter duration bonds. Revenue bonds, which support essential services such as water, sewer and electric utilities, generated higher returns than general obligation bonds overall. All of the indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Municipal bond sales were robust for much of the year, driven largely by increased refunding as issuers looked to take advantage of attractive borrowing costs. Through July 31, volume is up 35% overall in 2015. However, volume slowed toward the end of the period, with about $34 billion of municipal bonds issued in May, June and July. Investor demand declined during the second half of the period, adding to the downward pressure on prices.

Looking ahead

Given long-term trends in areas such as employment and housing, we expect the U.S. economy will continue to improve, and that the Fed will raise short-term interest rates. Recent events, however, may have pushed back the Fed’s timetable. In mid-August, after the close of the fiscal year, volatility returned to equity markets, as investors became increasingly concerned about China’s slowing economy. Many investors fled to the relative safety of fixed-income investments. We are closely monitoring events as the Fed Board of Governors prepares for its next meeting on September 16–17.

As we have said in past reports, most of our municipal bond funds maintain a conservative posture and shorter durations relative to the market.

While rising rates can adversely impact bond prices in the short term, it is important to remember that over time they can benefit fixed-income investors. Proceeds from maturing bonds can be reinvested at higher yields, which can lead to better total return opportunities. What’s more, Fed officials have indicated that once the central bank begins raising rates, it will do so at a gradual pace.

In addition, we believe that our bottom-up fundamental research process can help us avoid troubled issuers in the market and identify bonds that can add value for our investors. We remain vigilant in our efforts to maintain an appropriate balance between risk and potential reward, continuously mindful of the potential for heightened volatility.

We look forward to reporting back to you in six months’ time.

Sincerely,

Brenda S. Ellerin

President, American Funds Short-Term

Tax-Exempt Bond Fund and Limited Term

Tax-Exempt Bond Fund of America

Neil L. Langberg

President, The Tax-Exempt Bond Fund

of America and The Tax-Exempt Fund

of California

Karl J. Zeile

President, American High-Income

Municipal Bond Fund and American

Funds Tax-Exempt Fund of New York

September 10, 2015

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of August 31, 2015. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

	SEC	Equivalent		12-month
Class A shares	30-day yield	taxable yield		distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.60%	1.06%		1.02%
Limited Term Tax-Exempt Bond Fund of America	0.94	1.66		2.31

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.79	3.16		3.15
American High-Income Municipal Bond Fund	3.04	5.37		3.91
The Tax-Exempt Fund of California	1.35	2.75	[2]	3.24
American Funds Tax-Exempt Fund of New York	1.82	3.68	[3]	2.75

[1]	Based on 2015 federal tax rates. For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	For investors in the 50.59% federal, New York state and New York City tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund registered a total return of 0.26% for the fiscal year ended July 31, 2015, slightly trailing the 0.31% increase of the Lipper Short Municipal Debt Funds Average, a peer group measure. By way of comparison, the unmanaged Barclays Municipal Short 1–5 Years Index, which has no expenses, recorded a 0.91% gain. Investors cannot invest directly in an index.

The fund paid monthly dividends totaling 10.7 cents a share for the year. This amounts to a federally tax-exempt income return of 1.05% for investors who reinvested dividends. That is equivalent to a taxable income return of 1.86% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Throughout the year, the fund’s managers maintained a conservative stance. In anticipation of rising interest rates, the portfolio emphasized shorter duration holdings. Issues from a variety of sectors contributed to the fund’s overall return. Among the most additive were revenue bonds supporting single-family housing units, hospital facilities and airports.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.02% tax-exempt distribution rate3 as of July 31, 2015.

						The fund’s tax-exempt
If your taxable income is …				... then your federal		distribution rate of 1.02% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...

$0 –	9,225	$0 –	18,450	10.0%		1.13%
9,226 –	37,450	18,451 –	74,900	15.0		1.20
37,451 –	90,750	74,901 –	151,200	25.0		1.36
90,751 –	189,300	151,201 –	230,450	28.0		1.42
189,301 –	411,500	230,451 –	411,500	36.8	[1]	1.61
411,501 –	413,200	411,501 –	464,850	38.8	[1]	1.67
Over 413,200		Over 464,850		43.4	[1]	1.80

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]

The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2015. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Barclays Municipal Short 1–5 Years Index thereafter. Results of the Lipper Tax-Exempt Money Market Funds Index do not reflect any sales charges. The Barclays index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.
[4]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2015*
	1 year	5 years	10 years

Class A shares	–2.22%	0.60%	1.42%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The 10-year investment result includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	5

Limited Term Tax-Exempt Bond Fund of America

The fund generated a 1.23% total return for the 12 months ended July 31. That result lagged the 1.83% gain of the unmanaged Barclays Municipal Short-Intermediate 1–10 Years Index, which has no expenses. Investors cannot invest directly in an index. The fund’s result also trailed the 1.57% total return of the Lipper Intermediate Municipal Debt Funds Average, a peer group measure.

For the fiscal year, the fund paid monthly dividends totaling about 37.7 cents a share. Those individuals who reinvested dividends received a federally tax-exempt income return of 2.37%. This is equivalent to a taxable income return of 4.19% for investors in the 43.4%1 maximum federal tax bracket.

As mentioned in recent reports, the fund’s managers have maintained a conservative approach, seeking to maintain a relatively short duration. This hindered returns in the first six months of the period. However, the fund regained a good deal of ground during the more volatile second half of the fiscal year. Select holdings of bonds supporting airports and hospitals, the fund’s two largest concentrations, generated some of the strongest returns.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.31% tax-exempt distribution rate3 as of July 31, 2015.

						The fund’s tax-exempt
If your taxable income is …				... then your federal		distribution rate of 2.31% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...

$0 –	9,225	$0 –	18,450	10.0%		2.57%
9,226 –	37,450	18,451 –	74,900	15.0		2.72
37,451 –	90,750	74,901 –	151,200	25.0		3.08
90,751 –	189,300	151,201 –	230,450	28.0		3.21
189,301 –	411,500	230,451 –	411,500	36.8	[1]	3.66
411,501 –	413,200	411,501 –	464,850	38.8	[1]	3.77
Over 413,200		Over 464,850		43.4	[1]	4.08

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2015. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 3.75% until October 31, 2006.
[3]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2015*
	1 year	5 years	10 years

Class A shares	–1.29%	2.29%	3.14%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Bond Fund of America

The fund delivered a 3.62% total return for the fiscal year. This result slightly exceeded both the 3.56% gain of the unmanaged Barclays Municipal Bond Index, which has no expenses, and the 3.52% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure. Investors cannot invest directly in an index.

During the period, the fund paid monthly dividends totaling about 42.4 cents a share, amounting to a federally tax-exempt income return of 3.33% for investors who reinvested dividends. This is equivalent to a taxable income return of 5.88% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers continued on a relatively conservative path during the fiscal year, focusing on shorter duration securities. While this approach held the fund back slightly in relative terms during the rally in the first six months of the period, it helped the fund outpace the broader market during the more volatile second half. The fund’s managers continue to seek out opportunities for incremental yield while paying close attention to risk. Among the strongest contributions to the fund’s results were holdings of revenue bonds supporting hospital facilities and toll roads.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.15% tax-exempt distribution rate3 as of July 31, 2015.

						The fund’s tax-exempt
If your taxable income is …				... then your federal		distribution rate of 3.15% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...

$0 –	9,225	$0 –	18,450	10.0%		3.50%
9,226 –	37,450	18,451 –	74,900	15.0		3.71
37,451 –	90,750	74,901 –	151,200	25.0		4.20
90,751 –	189,300	151,201 –	230,450	28.0		4.38
189,301 –	411,500	230,451 –	411,500	36.8	[1]	4.98
411,501 –	413,200	411,501 –	464,850	38.8	[1]	5.15
Over 413,200		Over 464,850		43.4	[1]	5.57

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2015. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2015*
	1 year	5 years	10 years

Class A shares	–0.24%	3.96%	3.87%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	9

American High-Income Municipal Bond Fund

The fund posted a 5.34% gain for the fiscal year ended July 31, 2015, exceeding the 2.63% total return of the Barclays High Yield Municipal Bond Index. By way of comparison, the Barclays Municipal Bond Index, a broad measure of the investment-grade tax-exempt market, posted a 3.56% total return. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. The Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group, also rose 5.34%.

The fund paid monthly dividends totaling 62.7 cents a share, amounting to a federally tax-exempt income return of 4.19% for investors who reinvested dividends. This is equivalent to a taxable income return of 7.40% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

While Puerto Rico’s unfolding debt crisis hindered the high-yield sector, the fund’s relatively light concentration of holdings from the country helped it outpace the broader high-yield market for the period. Bonds backing hospitals and senior living facilities, two of the fund’s largest concentrations, also supported results.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.92% tax-exempt distribution rate3 as of July 31, 2015.

						The fund’s tax-exempt
If your taxable income is …				... then your federal		distribution rate of 3.92% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...

$0 –	9,225	$0 –	18,450	10.0%		4.36%
9,226 –	37,450	18,451 –	74,900	15.0		4.61
37,451 –	90,750	74,901 –	151,200	25.0		5.23
90,751 –	189,300	151,201 –	230,450	28.0		5.44
189,301 –	411,500	230,451 –	411,500	36.8	[1]	6.20
411,501 –	413,200	411,501 –	464,850	38.8	[1]	6.41
Over 413,200		Over 464,850		43.4	[1]	6.93

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2015. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

10	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2015*
	1 year	5 years	10 years

Class A shares	1.41%	5.79%	4.17%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	11

The Tax-Exempt Fund of California

The fund produced a 3.98% total return for the period. That result exceeded the 3.80% return of the unmanaged Barclays California Municipal Index, which has no expenses. Investors cannot invest directly in an index. The fund trailed the 4.31% total return of the Lipper California Municipal Debt Funds Average, a peer group measure.

For the period, the fund paid monthly dividends totaling about 59.2 cents a share. Those investors who reinvested dividends received an income return of 3.43%. This is equivalent to a taxable income return of 6.99% for investors in the 50.93% effective combined federal and California tax bracket.

The improving health of California’s economy and overall fiscal condition has resulted in a brighter outlook generally for municipal budgets across the state. The fund’s return was supported by positive contributions from holdings representing a broad range of sectors, credit quality and duration. Revenue bonds backing hospitals and higher education facilities produced some of the portfolio’s strongest gains during the fiscal year.

Tax-exempt yields vs. taxable yields

Find your estimated 2015 taxable income below to determine your combined federal and California tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.23% tax-exempt distribution rate† at July 31, 2015.

				... then your combined	The fund’s tax-exempt
If your taxable income is …				federal and California	distribution rate of 3.23% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of ...

$0 –	7,749	$0 –	15,498	10.90%	3.63%
7,750 –	9,225	15,499 –	18,450	11.80	3.66
9,226 –	18,371	18,451 –	36,742	16.70	3.88
18,372 –	28,995	36,743 –	57,990	18.40	3.96
28,996 –	37,450	57,991 –	74,900	20.10	4.04
37,451 –	40,250	74,901 –	80,500	29.50	4.58
40,251 –	50,689	80,501 –	101,738	31.00	4.68
50,690 –	90,750	101,739 –	151,200	31.98	4.75
90,751 –	189,300	151,201 –	230,450	34.70	4.95
189,301 –	259,844	230,451 –	411,500	42.68	5.63
259,845 –	311,812	–		43.31	5.70
311,813 –	411,500	–		43.94	5.76
–		411,501 –	464,850	44.49	5.82
411,501 –	413,200	–		45.72	5.95
–		464,851 –	519,688	48.66	6.29
–		519,689 –	623,624	49.23	6.36
413,201 –	519,867	623,625 –	1,000,000	49.80	6.43
519,868 –	1,000,000	1,000,001 –	1,039,374	50.36	6.51
Over 1,000,000		Over 1,039,374		50.93	6.58

*	Based on 2015 federal and 2015 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2015. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

12	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2015*
	1 year	5 years	10 years

Class A shares	0.09%	4.74%	4.15%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	13

American Funds Tax-Exempt Fund of New York

The fund registered a total return of 3.65% for the 12 months ended July 31, 2015. By way of comparison, the unmanaged Barclays New York Municipal Index, which has no expenses, climbed 3.72%. Investors cannot invest directly in an index. The Lipper New York Municipal Debt Funds Average, a peer group measure, advanced 3.86%.

The fund paid monthly dividends totaling 30.5 cents a share for the fiscal year. This represents an income return of 2.92% for those who reinvested dividends. For investors in the 50.59% combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 5.91%.

Over the period, the fund was helped by contributions from a broad spectrum of holdings. Revenue bonds supporting higher education and hospital facilities proved particularly beneficial. State general obligation bonds detracted slightly from the overall positive return.

Tax-exempt yields vs. taxable yields

Find your estimated 2015 taxable income below to determine your combined federal and New York state tax rate,1,2 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 2.76% tax-exempt distribution rate3 at July 31, 2015.

				... then your combined	The fund’s tax-exempt
If your taxable income is …				federal and New York	distribution rate of 2.76% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of ...

$0 –	8,400	$0 –	16,950	13.60%	3.19%
8,401 –	9,225	16,951 –	18,450	14.05	3.21
9,226 –	11,600	18,451 –	23,300	18.83	3.40
11,601 –	13,750	23,301 –	27,550	19.46	3.43
13,751 –	21,150	27,551 –	42,450	20.02	3.45
21,151 –	37,450	42,451 –	74,900	20.48	3.47
37,451 –	79,600	74,901 –	151,200	29.84	3.93
79,601 –	90,750	–		29.99	3.94
–		151,201 –	159,350	32.64	4.10
90,751 –	189,300	159,351 –	230,450	32.79	4.11
189,301 –	212,500	230,451 –	318,750	41.00	4.68
212,501 –	411,500	318,751 –	411,500	41.13	4.69
411,501 –	413,200	411,501 –	464,850	42.99	4.84
413,201 –	1,062,650	464,851 –	2,125,450	47.28	5.24
Over 1,062,650		Over 2,125,450		48.39	5.35

[1]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[2]	Based on 2015 federal and New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2015. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

14	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

(for the period November 1, 2010, to July 31, 2015, with dividends reinvested)

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2015*
	1 year	Lifetime (since 11/1/10)

Class A shares	–0.21%	3.52%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least September 30, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	15

Results at a glance

For periods ended July 31, 2015, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.26%	1.11%	—%	1.44%
Barclays Municipal Short 1–5 Years Index[2]	0.91	1.58	—	1.97
Lipper Short Municipal Debt Funds Average	0.31	1.00	—	1.33

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.23	2.80	3.40	4.17
Barclays Municipal Short-Intermediate 1–10 Years Index[3]	1.83	2.75	3.80	4.40
Lipper Intermediate Municipal Debt Funds Average	1.57	3.17	3.57	4.40

The Tax-Exempt Bond Fund of America (Class A shares)	3.62	4.76	4.27	6.68
Barclays Municipal Bond Index	3.56	4.39	4.57	—	[4]
Lipper General & Insured Municipal Debt Funds Average	3.52	4.51	3.92	6.62

American High-Income Municipal Bond Fund (Class A shares)	5.34	6.60	4.57	5.64
Barclays Municipal Bond Index	3.56	4.39	4.57	5.62
Barclays High Yield Municipal Bond Index	2.63	6.06	4.51	—	[4]
Lipper High-Yield Municipal Debt Funds Average	5.34	5.78	3.80	5.10

The Tax-Exempt Fund of California (Class A shares)	3.98	5.54	4.55	5.73
Barclays California Municipal Index	3.80	5.20	4.84	—	[4]
Lipper California Municipal Debt Funds Average	4.31	5.28	4.16	5.71

American Funds Tax-Exempt Fund of New York (Class A shares)	3.65	—	—	4.35
Barclays New York Municipal Index	3.72	—	—	4.08
Lipper New York Municipal Debt Funds Average	3.86	—	—	3.68

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[3]	Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[4]	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2015

Bonds, notes & other debt instruments 93.51%	Principal amount (000)	Value (000)
California 7.98%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.92% 2045 (put 2023)[1]	$6,600	$6,480
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.72% 2047 (put 2019)[1]	3,000	2,989
G.O. Bonds, Series 2012-A, 0.47% 2033 (put 2018)[1]	1,500	1,491
Various Purpose G.O. Bonds, 3.00% 2016	2,500	2,569
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,332
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,367
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 4.00% 2018	2,500	2,707
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2017	2,510	2,719
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,208
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,140
Other securities		29,959
		57,961

Connecticut 1.46%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	960	1,042
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,760	1,892
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	790	797
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,500	3,726
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,000	2,134
Other securities		999
		10,590

Florida 6.82%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	1,000	1,074
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,424
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,295	5,522
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.77% 2017[1]	3,800	3,810
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,024
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,644
Other securities		24,035
		49,533

Georgia 3.14%
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.32% 2025 (put 2017)[1]	5,250	5,234
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.30% 2025 (put 2017)[1]	3,500	3,488
Other securities		14,068
		22,790

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 6.47%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	$3,500	$4,037
Education Facs. Auth. Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,425
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,245
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,252
Other securities		27,015
		46,974

Indiana 1.31%
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	2,000	2,047
Other securities		7,485
		9,532

Maryland 0.95%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,135	3,277
Other securities		3,601
		6,878

Massachusetts 4.48%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2016	890	928
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.57% 2038 (put 2018)[1]	6,040	6,025
Dev. Fin. Agcy., Rev. Ref. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	511
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,352
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.47% 2015[1]	2,500	2,500
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.54% 2016[1]	2,000	2,005
G.O. Bonds, Consolidated Loan of 2012, Series D, 0.45% 2018[1]	1,000	996
G.O. Bonds, Consolidated Loan of 2014, Series D-2, 0.32% 2043 (put 2017)[1]	2,000	1,988
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,025	1,101
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 169, 4.00% 2044	970	1,053
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 172, 4.00% 2045	1,600	1,740
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	600	609
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	645	662
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	2,050	2,113
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	1,000	1,084
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,000	2,146
Other securities		3,722
		32,535

Michigan 4.12%
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,509
Other securities		28,406
		29,915

Minnesota 1.85%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	830	870
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,110	1,169
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	895	911
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,420	1,531
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,310	5,749
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	1,000	1,079
Other securities		2,140
		13,449

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount	Value
	(000)	(000)
Missouri 1.38%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	$5,000	$5,202
Other securities		4,819
		10,021

Nebraska 2.00%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2016	2,000	2,061
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2017	1,045	1,118
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,793
Other securities		6,552
		14,524

New Jersey 3.90%
Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured, Subseries J-5, 5.00% 2029 (preref. 2015)	2,000	2,008
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,573
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,326
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Notes, Series 2014, 0.75% 2017[1]	750	740
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,693
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,201
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 4.00% 2017	1,750	1,847
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2016	1,000	1,054
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,476
Other securities		8,369
		28,287

New York 11.53%
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2015-B-A, 5.00% 2017	3,000	3,206
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,680
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,323
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-1, 5.00% 2015	2,000	2,028
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	835
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,339
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.60% 2039 (put 2020)[1]	6,250	6,165
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	3,700	3,887
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.57% 2025[1]	5,000	4,966
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,085
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,118
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 0.52% 2031[1]	2,500	2,489
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,752
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,199
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,509
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,020
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,088
Port Auth., Consolidated Rev. Ref. Bonds, Series 185, AMT, 5.00% 2020	2,000	2,313

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2021	$2,000	$2,331
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	4,700	5,341
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,900	3,016
Other securities		25,026
		83,716

North Dakota 0.60%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	2,890	3,079
Other securities		1,277
		4,356

Ohio 1.88%
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,586
Other securities		9,097
		13,683

Oregon 1.47%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.02% 2022 (put 2018)[1]	3,000	3,008
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	3,460	3,721
Other securities		3,946
		10,675

Pennsylvania 1.46%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,375
Other securities		6,255
		10,630

Rhode Island 1.18%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,095
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,620	3,892
Other securities		1,590
		8,577

Tennessee 2.20%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,060	1,132
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	775	828
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,895	2,016
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	895	955
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,630	1,695
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	875	939
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,945	2,087
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,605	1,730
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,215	1,322
Other securities		3,293
		15,997

Texas 9.16%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bond Anticipation Notes, Series 2014-A, 3.00% 2016	8,150	8,404
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	7,700	7,916
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,443
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,208

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount	Value
	(000)	(000)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	$1,160	$1,181
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 0.40% 2033 (put 2018)[1]	4,500	4,475
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.40% 2041 (put 2018)[1]	6,500	6,484
Other securities		32,431
		66,542

Virginia 0.48%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,493

Washington 3.91%
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	5,000	5,416
Other securities		23,001
		28,417

Wisconsin 1.54%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,101
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	2,500	2,903
Other securities		7,196
		11,200

Other states & U.S. territories 12.24%
Other securities		88,769

Total bonds, notes & other debt instruments (cost: $674,347,000)		679,044

Short-term securities 7.80%
State of California, G.O. Bonds, Series 2004-A-4, 0.01% 2034[1]	2,100	2,100
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	15,000	15,203
District of Columbia, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 9/30/2015	5,950	5,964
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,800	2,822
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,200	2,217
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.01% 2035[1]	1,400	1,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.01% 2035[1]	4,400	4,400
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.01% 2030[1]	3,500	3,500
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[1]	500	500
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.03% 2032[1]	3,485	3,485
State of Texas, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 8/31/2015	10,000	10,012
Other securities		5,045

Total short-term securities (cost: $56,640,000)		56,648
Total investment securities 101.31% (cost: $730,987,000)		735,692
Other assets less liabilities (1.31)%		(9,480)

Net assets 100.00%		$726,212

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. A security within “Other securities” (with a value of $2,530,000, which represented .35% of the net assets of the fund) was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2015

Bonds, notes & other debt instruments 94.30%	Principal amount (000)	Value (000)
California 13.03%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.92% 2045 (put 2023)[1]	$20,500	$20,127
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 0.92% 2047 (put 2023)[1]	3,500	3,436
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.72% 2047 (put 2019)[1]	1,000	996
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.62% 2034 (put 2020)[1]	1,500	1,485
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.72% 2034 (put 2021)[1]	10,480	10,370
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,392
G.O. Bonds, Series 2012-A, 0.47% 2033 (put 2018)[1]	5,000	4,969
G.O. Bonds, Series 2013-C, 0.57% 2028 (put 2016)[1]	5,000	5,003
Various Purpose G.O. Bonds, 3.00% 2016	10,000	10,277
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	5,968
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	7,787
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	8,797
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	9,001
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,844
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,181
Other securities		298,154
		414,787

Connecticut 1.01%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,687
Other securities		22,579
		32,266

District of Columbia 1.15%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,232
Other securities		27,442
		36,674

Florida 9.16%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,866
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	11,888
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,567
Miami-Dade County, Aviation Rev. Ref. Bonds, AMT, 5.00% 2023	945	1,100
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	2,000	2,299
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,400
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2027	1,325	1,497
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,190
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2005-B, AMT, XLCA insured, 5.00% 2018	1,000	1,008
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,746
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.50% 2018	3,580	4,064
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,336
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	11,495
Other securities		225,061
		291,517

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 2.93%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	$8,750	$9,907
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.30% 2025 (put 2017)[1]	9,000	8,970
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	18,187
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,233
Other securities		44,048
		93,345

Hawaii 0.80%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,975
Other securities		14,581
		25,556

Illinois 7.28%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,459
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,589
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,117
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,216
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	1,000	1,020
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,179
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,787
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,286
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,682
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,168
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,215
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,396
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	8,704
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.02% 2050 (put 2025)[1]	9,500	9,435
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,425	14,366
Other securities		154,189
		231,808

Indiana 3.16%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	10,987
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	21,772
Other securities		67,797
		100,556

Kentucky 1.29%
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	8,625	9,287
Other securities		31,658
		40,945

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Maryland 0.81%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	$8,150	$9,308
Other securities		16,356
		25,664

Michigan 4.95%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.25% 2016	3,000	3,044
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,084
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,180	1,253
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,753
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	4,000
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,135
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,442
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,495
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,142
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	4,041
Other securities		119,107
		157,496

Nebraska 0.77%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	8,800	10,044
Other securities		14,363
		24,407

Nevada 2.15%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,315
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	8,500	8,502
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	8,882
Other securities		36,666
		68,365

New York 9.84%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,505
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,980	7,467
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.29% 2041 (put 2016)[1]	1,000	1,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,801
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,885
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,040
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,697
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.60% 2039 (put 2020)[1]	11,250	11,098
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.975% 2026 (put 2016)[1]	2,650	2,666
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,246

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	$7,000	$8,187
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,178
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,465
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.57% 2025[1]	6,325	6,281
City of New York, G.O. Bonds, Fiscal 2009 Series H-1, 5.00% 2016	2,000	2,055
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	3,500
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,426
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2020	5,000	5,840
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	6,022
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,590
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,798
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,177
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	10,730
Other securities		206,428
		313,082

Pennsylvania 4.51%
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 1.00% 2021[1]	8,775	8,736
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, 0.82% 2045 (put 2018)[1]	8,500	8,486
Other securities		126,232
		143,454

South Carolina 0.84%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,044
Other securities		17,555
		26,599

Texas 8.58%
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,946
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,122
Harris County, Toll Road Rev. Bonds, Series 2012-B, 0% 2021 (put 2018)[1]	13,500	13,501
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,359
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,250
North Texas Tollway Auth., System Rev. Ref. Bonds Bonds, Series 2014-A, 5.00% 2022	1,000	1,174
North Texas Tollway Auth., System Rev. Ref. Bonds Bonds, Series 2014-A, 5.00% 2023	2,000	2,363
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,320
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,564
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 0.69% 2038 (put 2020)[1]	3,900	3,842
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	9,850	10,076
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,250	1,406
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	5,400	5,465
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	3,640	4,038
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020 (preref. 2018)	360	398
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.40% 2041 (put 2018)[1]	6,000	5,985
Other securities		199,313
		273,122

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Wisconsin 1.33%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.),
Series 2012-A, 5.00% 2021	$7,765	$9,036
Other securities		33,223
		42,259

Other states & U.S. territories 20.71%
Other securities		659,904

Total bonds, notes & other debt instruments (cost: $2,886,082,000)		3,001,806

Short-term securities 6.16%
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	24,585	24,969
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	25,000	25,338
District of Columbia, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 9/30/2015	21,250	21,301
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	15,000	15,245
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	5,600	5,643
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	4,400	4,433
State of New York, Metropolitan Transportation Auth., Transportation Rev. Anticipation Notes, Series 2015-A-4, 0.50% 3/1/2016	10,000	10,015
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/30/2016	10,000	10,162
State of Texas, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 8/31/2015	67,000	67,082
Other securities		11,800

Total short-term securities (cost: $195,956,000)		195,988
Total investment securities 100.46% (cost: $3,082,038,000)		3,197,794
Other assets less liabilities (0.46)%		(14,697)

Net assets 100.00%		$3,183,097

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $13,055,000, which represented .41% of the net assets of the fund.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2015

Bonds, notes & other debt instruments 90.54%	Principal amount (000)	Value (000)
Alabama 1.07%
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	$19,840	$21,328
Other securities		90,232
		111,560

Arizona 2.71%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.00% 2037[1]	22,200	19,704
Other securities		263,671
		283,375

California 11.66%
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	27,938
Various Purpose G.O. Bonds, 3.00% 2016	30,000	30,830
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	24,129
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,568
Other securities		1,118,114
		1,221,579

Colorado 2.78%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	26,265	27,620
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,867
Other securities		236,899
		291,386

Florida 7.97%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	21,830
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,565
Other securities		781,920
		834,315

Georgia 3.23%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,705
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	22,258
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	26,145
Other securities		265,698
		338,806

Hawaii 0.25%
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	17,000	19,440
Other securities		7,216
		26,656

Illinois 8.64%
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	19,138
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	31,849
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.02% 2050 (put 2025)[1]	25,800	25,625
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	5,000	5,216
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,928
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,489
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,133
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,367

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	$7,100	$7,933
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,108
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,435
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,871
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,762
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,307
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,514
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,271
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,271
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,480
Other securities		708,431
		905,128
Indiana 2.05%
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	18,415	19,489
Other securities		195,426
		214,915

Kentucky 0.43%
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	20,495
Other securities		24,628
		45,123

Louisiana 1.99%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,360	26,841
Other securities		182,041
		208,882

Massachusetts 2.27%
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	17,500	19,336
Other securities		218,255
		237,591

Michigan 3.53%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement
Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	23,082
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	43,205	35,683
Other securities		311,480
		370,245

Nevada 1.82%
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	20,116
Other securities		170,242
		190,358

New Hampshire 0.41%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,028
Other securities		23,021
		43,049

New Jersey 2.28%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	63,850	48,188
Other securities		190,087
		238,275

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 6.35%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	$21,000	$23,725
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,979
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,058
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	5,335	5,708
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,714
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,403
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	8,924
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,170
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.60% 2039 (put 2020)[1]	9,750	9,618
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	5,000	5,685
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1G, 0.775% 2026 (put 2015)[1]	5,000	5,003
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,820
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,557
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,097
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,527
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,522
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,465
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	18,900	19,548
Other securities		494,548
		665,071

Ohio 3.71%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	30,990	25,656
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	30,880	24,843
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	51,125	44,407
Other securities		293,231
		388,137

South Carolina 1.54%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,992
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	18,410	20,644
Other securities		120,069
		161,705

Texas 9.30%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,208
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,670
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-A, 5.00% 2021	1,400	1,668
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,902

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	$32,800	$35,609
North Texas Tollway Auth., System Rev. Ref. Bonds Bonds, Series 2014-A, 5.00% 2022	1,000	1,174
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,107
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	16,456
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	515
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,698
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,712
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	12,373
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	687
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,921
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,231
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 0.69% 2038 (put 2020)[1]	7,000	6,897
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,199
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,280
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,489
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,349
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,751
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,702
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,759
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,832
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.82% 2050 (put 2019)[1]	3,600	3,574
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,624
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,704
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	10,500	11,612
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	4,946
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,384
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,633
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,666
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017 (escrowed to maturity)	200	215
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021 (preref. 2018)	1,125	1,245
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028 (preref. 2018)	625	692
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,050	2,202
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	11,420	12,656
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	6,375	7,031
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,000	17,053
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.40% 2041 (put 2018)[1]	1,500	1,496
Other securities		703,715
		974,637

Washington 3.03%
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	23,795
Other securities		293,833
		317,628

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

	Principal amount	Value
Bonds, notes & other debt instruments (continued)	(000)	(000)
Wisconsin 1.78%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	$52,960	$61,443
Other securities		125,471
		186,914

Other states & U.S. territories 11.74%
Other securities		1,228,645

Total bonds, notes & other debt instruments (cost: $8,954,393,000)		9,483,980

Short-term securities 9.44%
State of Alabama, Industrial Dev. Auth. of Mobile County, Alabama, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 0.01% 2032[1]	1,650	1,650
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.01% 2033[1]	1,900	1,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-C, 0.01% 2033[1]	1,400	1,400
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.01% 2035[1]	3,300	3,300
State of California, County of Los Angeles,Tax and Rev. Anticipation Notes, 5.00% 2016	25,000	26,073
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	20,000	20,312
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.50% 6/28/2016	10,000	10,112
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	60,000	60,811
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 2.00% 6/28/2016	10,000	10,155
District of Columbia, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 9/30/2015	47,600	47,714
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	42,250	42,940
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.01% 2040[1]	3,500	3,500
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 1989, 0.01% 2019[1]	660	660
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 1993, 0.01% 2022[1]	1,450	1,450
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 2010-A, 0.01% 2035[1]	6,900	6,900
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	11,200	11,286
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	8,800	8,867
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.01% 2030[1]	6,560	6,560
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.01% 2030[1]	4,700	4,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.01% 2035[1]	13,210	13,210
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.01% 2035[1]	14,900	14,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.01% 2035[1]	5,200	5,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.01% 2035[1]	15,150	15,150
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 0.01% 2035[1]	1,980	1,980
State of New York, Metropolitan Transportation Auth., Transportation Rev. Anticipation Notes, Series 2015-A-4, 0.50% 3/1/2016	50,000	50,074

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.01% 2038[1]	$6,955	$6,955
State of Texas, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 8/31/2015	265,400	265,724
Other securities		345,811

Total short-term securities (cost: $989,211,000)		989,294
Total investment securities 99.98% (cost: $9,943,604,000)		10,473,274
Other assets less liabilities 0.02%		1,817

Net assets 100.00%		$10,475,091

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $182,511,000, which represented 1.74% of the net assets of the fund.

Key to abbreviations
Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	33

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2015

Bonds, notes & other debt instruments 94.43%	Principal amount (000)	Value (000)
Arizona 2.21%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	$16,800	$17,097
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,488
Other securities		51,983
		79,568

California 12.19%
LakeElsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2035	9,625	10,337
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,870
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,000	15,802
Other securities		402,021
		439,030

Colorado 4.60%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	18,640
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,033
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	13,096
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	17,060	17,326
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,732
Other securities		97,001
		165,828

Florida 6.89%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,880	13,292
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,991
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,021
Other securities		209,992
		248,296

Illinois 6.90%
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,417
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	9,500	10,243
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,380
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	3,000	3,224
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	13,693
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	10,312
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	11,878
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,318
Fin. Auth., Student Hosuing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,000	11,199
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	13,689
Other securities		150,193
		248,546

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Iowa 1.16%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	$17,750	$19,352
Other securities		22,338
		41,690

Louisiana 1.69%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	10,468
Other securities		50,347
		60,815

Massachusetts 1.62%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	11,732	11,028
Other securities		47,299
		58,327

Michigan 4.97%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	36,955	30,521
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.00% 2034	11,000	11,133
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,141
Other securities		124,234
		179,029

New Jersey 4.67%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,915
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	17,000	18,512
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	1,956
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,865
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,873
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,398
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	66,005	49,815
Other securities		70,681
		168,015

New York 4.44%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	15,093
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	6,300	6,310
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,239
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,336
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,142
Other securities		116,756
		159,876

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio 5.23%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	$1,500	$1,657
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,189
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	11,000	9,107
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	41,250	33,186
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	22,000	19,109
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	10,870	12,269
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2005-B, 4.00% 2034 (put 2021)	8,500	8,622
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 3.625% 2033 (put 2020)	2,250	2,280
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-C, AMT, 3.95% 2032 (put 2020)	3,000	3,027
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	2,000	2,072
Other securities		87,870
		188,388

Oklahoma 1.04%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	16,976
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	128
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	5,000	5,428
Other securities		14,864
		37,396

Pennsylvania 5.01%
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2005-A, 4.00% 2035 (put 2021)	4,950	5,023
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,200	17,384
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038	10,100	10,580
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	13,545	14,228
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,100
Other securities		122,069
		180,384

Puerto Rico 3.36%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	24,275	16,708
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	15,110	14,594
Other securities		89,795
		121,097

Texas 7.76%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	15,144
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,840
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,473
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,131
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	7,000	7,414

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	$5,500	$5,949
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	5,850	6,133
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	14,110	15,195
Other securities		212,325
		279,604

Washington 1.49%
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	9,500	10,275
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[1]	9,090	10,102
Other securities		33,368
		53,745

West Virginia 0.15%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,246

Other states & U.S. territories 19.05%
Other securities		685,987

Total bonds, notes & other debt instruments (cost: $3,248,093,000)		3,400,867

Short-term securities 5.48%
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,234
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	25,000	25,338
District of Columbia, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 9/30/2015	10,200	10,224
State of Ohio, Ohio Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 0.01% 2018[2]	500	500
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/30/2016	10,000	10,162
State of Texas, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 8/31/2015	84,000	84,102
Other securities		51,854

Total short-term securities (cost: $197,387,000)		197,414
Total investment securities 99.91% (cost: $3,445,480,000)		3,598,281
Other assets less liabilities 0.09%		3,360

Net assets 100.00%		$3,601,641

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $232,424,000, which represented 6.45% of the net assets of the fund.

[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

38	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2015

Bonds, notes & other debt instruments 96.32%	Principal amount (000)	Value (000)
California 93.17%
State issuers 37.65%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	$6,000	$6,664
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,563
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	2,000	854
G.O. Bonds, Series 2012-A, 0.47% 2033 (put 2018)[1]	6,500	6,459
G.O. Bonds, Series 2013-E, 0.949% 2029[1]	1,500	1,526
Various Purpose G.O. Bonds, 3.00% 2016	20,000	20,553
Various Purpose G.O. Bonds, 5.00% 2033	6,000	6,914
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,828
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,333
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,163
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,381
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,936
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,000	3,910
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,708
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	4,000	4,524
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	6,000	6,617
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	23,225	19,877
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,546
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	12,750	12,913
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,109
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	11,500	12,672
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,249
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,245
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,693
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School District), Series 2015-A, BAM insured, 5.00% 2042	4,500	4,899
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,065
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	11,482
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,097
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,638
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	5,138
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,266
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,159
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,084
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,784
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,133
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,352
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,720
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,346
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,862
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,717

American Funds Tax-Exempt Funds	39

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	$4,960	$5,550
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	5,800
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,764
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,795
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,117
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,842
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,540
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[2]	6,500	6,502
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,822
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,191
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,392
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,649
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,032
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,068
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,054
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,238
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-A-O, 3.00% 2016	2,200	2,250
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.826% 2037[1]	5,000	4,554
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.896% 2043[1]	8,000	6,961
Other securities		309,555
		625,655

City & county issuers 55.52%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,426
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	7,018
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,580
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.92% 2045 (put 2023)[1]	2,000	1,964
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,222
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref. 2018)	6,000	6,686
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,951
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,300
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	3,950	3,990
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	5,000	5,443

40	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.62% 2034 (put 2020)[1]	$2,750	$2,723
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.72% 2034 (put 2021)[1]	4,000	3,958
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,731
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	1,000	1,064
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,798
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,276
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,134
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2014-B, AMT, 5.00% 2032	3,000	3,392
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	665	738
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,391
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,441
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,201
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,576
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,516
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.688% 2035[1]	13,500	11,911
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,446
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,158
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,785
San Diego Unified School Dist., G.O. Bonds, Series 2015-R-4, 5.00% 2027	5,000	6,024
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,494
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,946
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,674
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,272
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,922
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,118
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,106
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,546
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,999
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	6,396
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	9,751
Other securities		726,686
		922,753

Guam 0.68%
Other securities		11,270

American Funds Tax-Exempt Funds	41

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico 1.53%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	$6,590	$6,365
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,022
Other securities		12,061
		25,448

Virgin Islands 0.94%
Other securities		15,564

Total bonds, notes & other debt instruments (cost: $1,512,038,000)		1,600,690

Short-term securities 3.41%
G.O. Bonds, Series 2009-A-10, 0.01% 2034[1]	2,900	2,900
County of Los Angeles,Tax and Rev. Anticipation Notes, 5.00% 2016	25,000	26,073
County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,234
Other securities		12,489

Total short-term securities (cost: $56,696,000)		56,696
Total investment securities 99.73% (cost: $1,568,734,000)		1,657,386
Other assets less liabilities 0.27%		4,474

Net assets 100.00%		$1,661,860

42	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $51,085,000, which represented 3.07% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Investment portfolio July 31, 2015

Bonds, notes & other debt instruments 90.31%	Principal amount (000)	Value (000)
New York 83.07%
State issuers 47.09%
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	$1,625	$1,780
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	2,235	2,424
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,138
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2050	500	547
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	583
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	554
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,181
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,132
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,015
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,141
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	577
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	569
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,641
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	234
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,110
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2036	350	386
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,145
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,093
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	628
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	720	732
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	500	580
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,633
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	868
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 3.00% 2016	4,250	4,325
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	500	537
Dormitory Auth.of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,190
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,026
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,095
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,140
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[1]	750	757
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	750	779
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	369
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	445
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,706
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,695
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,170
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,107
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.02% 2020[2]	2,000	2,008
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.40% 2026 (put 2017)[2]	500	497

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.29% 2041 (put 2016)[2]	$905	$905
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,146
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	500	554
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	281
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.60% 2039 (put 2020)[2]	500	493
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	1,990
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 0.975% 2026 (put 2016)[2]	715	719
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	490	507
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	750	788
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	750	789
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	215	227
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	470	483
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	720	737
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	533
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,146
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,134
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	1,000	1,098
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	1,250	1,365
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,139
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,671
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,571
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, 2.375% 2026 (put 2020)	300	299
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,168
Thruway Auth., General Rev. Bonds, Series 2014-K, 5.00% 2028	500	585
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	250	284
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,158
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	400	416
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	200	208
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,112
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,163
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2000-ABCD-5, Assured Guaranty Municipal insured, 0.46% 2019[2]	500	494
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,771
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	500	569
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,156
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,114
		73,310

City & county issuers 35.98%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,249
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	552
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,546
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 5.00% 2040	1,050	1,137
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 5.25% 2035	500	557

American Funds Tax-Exempt Funds	45

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,000	$1,083
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	450	479
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	250	266
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,109
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	573
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,128
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	583
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	588
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	926
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	757
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,449
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	866
Town of Hempstead, Local Dev. Corporation Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	400	461
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	546
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	1,240	1,358
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.781% 2033 (put 2018)[2]	1,000	1,004
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,174
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	533
City of New Rochelle, Corp. for Local Dev. Rev Bonds, (Iona College Project), Series 2015-A, 5.00% 2045	750	805
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.57% 2025[2]	1,500	1,490
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,102
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	588
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,150
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (1998 British Airways PLC Project), Series 1998, AMT, 5.25% 2032	375	376
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	200	200
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,603
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,170
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2015-HH, 5.00% 2039	500	570
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	607
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,185
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	898
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,166
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	500	566
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	619
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	558

46	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	$680	$690
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	560
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,512
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[1]	375	384
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	674
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	558
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	300	331
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031	750	791
Onondaga County Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,941
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,169
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	1,000	1,093
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,091
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	1,000	1,022
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	1,000	1,004
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	813
Tompkins County, New York, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	1,000	1,054
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,380	1,256
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	2,720	2,357
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,136
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	250	282
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,140
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	589
		56,024

Guam 2.13%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	585
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,316
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	588
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	500	555
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	276
		3,320

American Funds Tax-Exempt Funds	47

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico 4.10%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	$500	$344
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 5.00% 2024	330	327
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, 4.95% 2026	265	264
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	1,160	1,104
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	1,000	966
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	400	393
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	688
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	500	421
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	371
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	982
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2017	570	356
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	173
		6,389

Virgin Islands 1.01%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2013-B, 5.00% 2024	500	571
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	250	270
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2014-A, 5.00% 2024	150	171
		1,573

Total bonds, notes & other debt instruments (cost: $134,304,000)		140,616

Short-term securities 9.54%
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.01% 2031[2]	2,485	2,485
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 0.01% 2037[2]	300	300
New York City Industrial Dev. Agcy., Civic Fac. Ref. and Improvement Rev. Bonds (2005 American Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.01% 2035[2]	1,900	1,900
City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[2]	1,200	1,200
City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.01% 2038[2]	1,000	1,000
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.01% 2022[2]	3,500	3,500

48	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.01% 2037[2]	$765	$765
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.01% 2033[2]	2,000	2,000
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2015-B2, 0.01% 2032[2]	1,700	1,700

Total short-term securities (cost: $14,850,000)		14,850
Total investment securities 99.85% (cost: $149,154,000)		155,466
Other assets less liabilities 0.15%		230

Net assets 100.00%		$155,696

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,107,000, which represented 2.64% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	49

Financial statements

Statements of assets and liabilities
at July 31, 2015

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities, at value	$735,692	$3,197,794
Cash	1,789	258
Receivables for:
Sales of investments	—	75
Sales of fund’s shares	1,728	6,154
Interest	5,261	29,763
Other	7	45
	744,477	3,234,089
Liabilities:
Payables for:
Purchases of investments	16,921	44,856
Repurchases of fund’s shares	951	4,034
Dividends on fund’s shares	65	624
Investment advisory services	227	647
Services provided by related parties	69	699
Trustees’ deferred compensation	32	131
Other	— *	1
	18,265	50,992
Net assets at July 31, 2015	$726,212	$3,183,097
Net assets consist of:
Capital paid in on shares of beneficial interest	$722,307	$3,067,281
(Distributions in excess of) undistributed net investment income	(24)	708
Accumulated net realized loss	(776)	(648)
Net unrealized appreciation	4,705	115,756
Net assets at July 31, 2015	$726,212	$3,183,097
Investment securities, at cost	730,987	3,082,038

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:
Net assets	$653,323	$2,670,243
Shares outstanding	64,243	167,778
Net asset value per share	$10.17	$15.92
Class B:
Net assets		$720
Shares outstanding		45
Net asset value per share		$15.92
Class C:
Net assets		$29,992
Shares outstanding		1,885
Net asset value per share		$15.92
Class F-1:
Net assets	$9,238	$83,683
Shares outstanding	908	5,258
Net asset value per share	$10.17	$15.92
Class F-2:
Net assets	$63,651	$207,860
Shares outstanding	6,259	13,060
Net asset value per share	$10.17	$15.92
Class R-6:
Net assets		$190,599
Shares outstanding		11,976
Net asset value per share		$15.92

*Amount less than one thousand.

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York

$10,473,274	$3,598,281	$1,657,386		$155,466
980	271	2,124		154

2,617	9,635	—		994
18,784	9,034	3,703		219
104,682	40,293	20,518		1,308
150	62	9		3
10,600,487	3,657,576	1,683,740		158,144

103,788	47,017	18,412		2,179
14,045	5,748	1,745		69
2,478	1,144	703		120
2,088	946	441		45
2,719	976	449		34
276	103	130		1
2	1	—	*	—	*
125,396	55,935	21,880		2,448
$10,475,091	$3,601,641	$1,661,860		$155,696

$9,957,154	$3,565,674	$1,605,549		$149,533
9,014	6,018	1,557		127
(20,747)	(122,852)	(33,898)		(276)
529,670	152,801	88,652		6,312
$10,475,091	$3,601,641	$1,661,860		$155,696
9,943,604	3,445,480	1,568,734		149,154

$7,384,957	$2,699,515	$1,386,113		$123,924
569,636	175,333	78,682		11,623
$12.96	$15.40	$17.62		$10.66
$7,195	$3,377	$1,341		$45
555	220	76		4
$12.96	$15.40	$17.62		$10.66
$349,044	$181,868	$77,546		$9,706
26,923	11,812	4,402		910
$12.96	$15.40	$17.62		$10.66
$1,473,963	$207,332	$62,543		$1,624
113,694	13,466	3,550		152
$12.96	$15.40	$17.62		$10.66
$989,805	$321,264	$134,317		$20,397
76,348	20,866	7,624		1,913
$12.96	$15.40	$17.62		$10.66
$270,127	$188,285
20,836	12,229
$12.96	$15.40

American Funds Tax-Exempt Funds	51

Statements of operations
for the year ended July 31, 2015

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest	$12,592	$92,858

Fees and expenses*:
Investment advisory services	2,838	7,643
Distribution services	1,091	7,965
Transfer agent services	264	1,094
Administrative services	104	516
Reports to shareholders	25	107
Registration statement and prospectus	102	224
Trustees’ compensation	7	26
Auditing and legal	47	59
Custodian	2	7
State and local taxes	— †	3
Other	21	33
Total fees and expenses before reimbursement	4,501	17,677
Less reimbursement of fees and expenses	—	—
Total fees and expenses after reimbursement	4,501	17,677
Net investment income	8,091	75,181

Net realized (loss) gain and unrealized (depreciation) appreciation:
Net realized (loss) gain on investments	(380)	84
Net unrealized (depreciation) appreciation on investments	(5,652)	(36,958)
Net realized (loss) gain and unrealized (depreciation) appreciation	(6,032)	(36,874)
Net increase in net assets resulting from operations	$2,059	$38,307

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

			(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$381,918	$162,272	$64,554	$5,037
23,753	10,572	5,075	501
24,867	9,433	4,306	321
4,839	1,839	515	60
2,131	653	269	25
442	150	46	5
499	300	90	82
76	24	15	1
100	64	89	59
23	8	4	—	†
209	286	45	2
53	39	27	16
56,992	23,368	10,481	1,072
—	—	—	78
56,992	23,368	10,481	994
324,926	138,904	54,073	4,043

3,709	(3,961)	957	351
17,674	30,465	5,572	250
21,383	26,504	6,529	601
$346,309	$165,408	$60,602	$4,644

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Year ended July 31		Year ended July 31		Year ended July 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income	$8,091	$8,209	$75,181	$76,185	$324,926	$321,401
Net realized (loss) gain	(380)	(57)	84	(37)	3,709	25,638
Net unrealized (depreciation) appreciation	(5,652)	2,982	(36,958)	28,487	17,674	302,705
Net increase in net assets resulting from operations	2,059	11,134	38,307	104,635	346,309	649,744

Dividends paid or accrued to shareholders from net investment income	(8,084)	(8,160)	(74,782)	(76,058)	(321,189)	(319,217)

Net capital share transactions	(65,037)	26,291	143,346	(31,816)	1,124,196	(484,830)

Total (decrease) increase in net assets	(71,062)	29,265	106,871	(3,239)	1,149,316	(154,303)

Net assets:
Beginning of year	797,274	768,009	3,076,226	3,079,465	9,325,775	9,480,078
End of year	$726,212	$797,274	$3,183,097	$3,076,226	$10,475,091	$9,325,775

(Distributions in excess of) undistributed net investment income	$(24)	$(30)	$708	$323	$9,014	$6,073

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

				(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Year ended July 31		Year ended July 31		Year ended July 31
2015	2014	2015	2014	2015	2014

$138,904	$125,934	$54,073	$53,953	$4,043	$3,691
(3,961)	4,737	957	4,720	351	(544)
30,465	131,013	5,572	62,704	250	4,902
165,408	261,684	60,602	121,377	4,644	8,049

(135,657)	(124,778)	(53,343)	(53,648)	(3,949)	(3,671)

539,260	122,647	136,929	(54,918)	28,236	(1,111)

569,011	259,553	144,188	12,811	28,931	3,267

3,032,630	2,773,077	1,517,672	1,504,861	126,765	123,498
$3,601,641	$3,032,630	$1,661,860	$1,517,672	$155,696	$126,765

$6,018	$2,680	$1,557	$925	$127	$36

American Funds Tax-Exempt Funds	55

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives and the principal strategies each fund uses to achieve these objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None

*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

56	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	57

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2015, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

58	American Funds Tax-Exempt Funds

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2015, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Tax-Exempt Funds	59

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before the dates shown in the following table:

Fund	U.S. federal tax authority	State tax authority
American Funds Short-Term Tax-Exempt Bond Fund	2011	2010
Limited Term Tax-Exempt Bond Fund of America	2011	2010
The Tax-Exempt Bond Fund of America	2011	2010
American High-Income Municipal Bond Fund	2011	2010
The Tax-Exempt Fund of California	2011	2010
American Funds Tax-Exempt Fund of New York	2011	2010	*

*	The year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premium and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables on the following page, all of the funds had capital loss carryforwards available at July 31, 2015. These will be used to offset any capital gains realized by these funds in future years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

60	American Funds Tax-Exempt Funds

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed tax-exempt income	$67	$913	$3,620	$1,770	$910	$133
Post-October capital loss deferral*	—	—	(2,670)	—	(107)	—
Capital loss carryforward:
No expiration	(777)	(647)	—	(11,258)	—	(277)
Expiring 2017	—	—	—	(14,384)	(3,446)	—
Expiring 2018	—	—	(15,678)	(69,970)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	(777)	(647)	(15,678)	(120,020)	(33,791)	(277)
Capital loss carryforward utilized	—	97	1,412	—	426	351
Gross unrealized appreciation on investment securities	6,016	120,471	589,012	214,753	102,780	7,264
Gross unrealized depreciation on investment securities	(1,303)	(4,166)	(52,473)	(55,480)	(12,647)	(837)
Net unrealized appreciation on investment securities	4,713	116,305	536,539	159,273	90,133	6,427
Cost of investment securities	730,979	3,081,489	9,936,735	3,439,008	1,567,253	149,039
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) accumulated net realized loss	(1)	(12)	(626)	174	(65)	(4)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	(2)	(170)	(83)	(33)	1

*	This deferral is considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Year ended July 31, 2015	Year ended July 31, 2014
Class A	$7,392	$7,558
Class F-1	92	198
Class F-2	600	404
Total	$8,084	$8,160

Limited Term Tax-Exempt Bond Fund of America

Share class	Year ended July 31, 2015	Year ended July 31, 2014
Class A	$62,578	$64,709
Class B	22	46
Class C	532	767
Class F-1	1,992	2,895
Class F-2	5,317	4,223
Class R-6	4,341	3,418
Total	$74,782	$76,058

American Funds Tax-Exempt Funds	61

The Tax-Exempt Bond Fund of America

Share class	Year ended July 31, 2015	Year ended July 31, 2014
Class A	$231,655	$235,838
Class B	256	437
Class C	8,319	9,228
Class F-1	44,346	52,597
Class F-2	28,978	16,175
Class R-6	7,635	4,942
Total	$321,189	$319,217

American High-Income Municipal Bond Fund

Share class	Year ended July 31, 2015	Year ended July 31, 2014
Class A	$104,118	$99,609
Class B	163	283
Class C	5,732	5,699
Class F-1	7,566	7,824
Class F-2	11,686	7,621
Class R-6	6,392	3,742
Total	$135,657	$124,778

The Tax-Exempt Fund of California

Share class	Year ended July 31, 2015	Year ended July 31, 2014
Class A	$44,830	$45,341
Class B	47	81
Class C	1,990	2,261
Class F-1	1,921	2,450
Class F-2	4,555	3,515
Total	$53,343	$53,648

American Funds Tax-Exempt Fund of New York

Share class	Year ended July 31, 2015	Year ended July 31, 2014
Class A	$3,198	$3,002
Class B	1	2
Class C	176	163
Class F-1	41	34
Class F-2	533	470
Total	$3,949	$3,671

62	American Funds Tax-Exempt Funds

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		For the year ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	July 31, 2015
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2	None	None	None	None	.366%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.241
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.238
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.313
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.314
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.355

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended July 31, 2015, total fees and expenses reimbursed by CRMC were $78,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Funds	63

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2015, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$ 948
Limited-Term Tax-Exempt Bond Fund of America	—
The Tax-Exempt Bond Fund of America	4,640
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	739
American Funds Tax-Exempt Fund of New York	—

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

For the year ended July 31, 2015, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund
	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$1,063	$192	$ 71
Class F-1	28	12	5
Class F-2	Not applicable	60	28
Total class-specific expenses	$1,091	$264	$104

Limited Term Tax-Exempt Bond Fund of America
	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$7,397	$ 758		$266
Class B	13	—	*	Not applicable
Class C	334	10		17
Class F-1	221	98		44
Class F-2	Not applicable	228		106
Class R-6	Not applicable	—	*	83
Total class-specific expenses	$7,965	$1,094		$516

The Tax-Exempt Bond Fund of America
	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$17,838	$2,187		$ 714
Class B	102	3		Not applicable
Class C	3,380	105		169
Class F-1	3,547	1,639		711
Class F-2	Not applicable	905		428
Class R-6	Not applicable	—	*	109
Total class-specific expenses	$24,867	$4,839		$2,131

American High-Income Municipal Bond Fund
	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$7,160	$1,245		$258
Class B	49	3		Not applicable
Class C	1,748	86		88
Class F-1	476	213		95
Class F-2	Not applicable	292		138
Class R-6	Not applicable	—	*	74
Total class-specific expenses	$9,433	$1,839		$653

64	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California
	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$3,359	$291		$134
Class B	18	—	*	Not applicable
Class C	780	17		39
Class F-1	149	63		30
Class F-2	Not applicable	144		66
Total class-specific expenses	$4,306	$515		$269

American Funds Tax-Exempt Fund of New York
	Distribution		Transfer agent		Administrative
Share class	services		services		services
Class A	$230		$39		$11
Class B	—	*	—	*	Not applicable
Class C	88		3		4
Class F-1	3		1		1
Class F-2	Not applicable		17		9
Total class-specific expenses	$321		$60		$25

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations includes the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
American Funds Short-Term Tax-Exempt Bond Fund	$ 6	$ 1		$ 7
Limited Term Tax-Exempt Bond Fund of America	22	4		26
The Tax-Exempt Bond Fund of America	67	9		76
American High-Income Municipal Bond Fund	21	3		24
The Tax-Exempt Fund of California	11	4		15
American Funds Tax-Exempt Fund of New York	1	—	*	1

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2015
Class A	$226,415	22,149	$6,692	655	$(311,118)	(30,452)	$(78,011)	(7,648)
Class F-1	3,788	370	92	9	(8,533)	(834)	(4,653)	(455)
Class F-2	71,689	7,024	489	48	(54,551)	(5,348)	17,627	1,724
Total net increase (decrease)	$301,892	29,543	$7,273	712	$(374,202)	(36,634)	$(65,037)	(6,379)

Year ended July 31, 2014
Class A	$266,682	26,075	$6,625	647	$(240,284)	(23,484)	$33,023	3,238
Class F-1	12,729	1,244	198	19	(28,743)	(2,807)	(15,816)	(1,544)
Class F-2	47,396	4,630	342	34	(38,654)	(3,781)	9,084	883
Total net increase (decrease)	$326,807	31,949	$7,165	700	$(307,681)	(30,072)	$26,291	2,577

See page 68 for footnotes.

American Funds Tax-Exempt Funds	65

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2015
Class A	$511,796	31,861	$58,014	3,614	$(484,127)	(30,151)	$85,683	5,324
Class B	67	4	21	1	(1,299)	(81)	(1,211)	(76)
Class C	5,323	331	513	32	(13,432)	(836)	(7,596)	(473)
Class F-1	14,553	906	1,901	118	(36,973)	(2,298)	(20,519)	(1,274)
Class F-2	98,669	6,135	4,491	280	(75,895)	(4,727)	27,265	1,688
Class R-6	67,930	4,228	4,341	271	(12,547)	(782)	59,724	3,717
Total net increase (decrease)	$698,338	43,465	$69,281	4,316	$(624,273)	(38,875)	$143,346	8,906

Year ended July 31, 2014
Class A	$487,274	30,443	$59,752	3,729	$(581,043)	(36,342)	$(34,017)	(2,170)
Class B	349	22	44	3	(1,603)	(100)	(1,210)	(75)
Class C	9,024	564	733	46	(21,570)	(1,348)	(11,813)	(738)
Class F-1	37,856	2,365	2,807	175	(59,138)	(3,688)	(18,475)	(1,148)
Class F-2	97,188	6,064	3,351	209	(67,054)	(4,197)	33,485	2,076
Class R-6	26,715	1,665	3,419	213	(29,920)	(1,877)	214	1
Total net increase (decrease)	$658,406	41,123	$70,106	4,375	$(760,328)	(47,552)	$(31,816)	(2,054)

The Tax-Exempt Bond Fund of America

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2015
Class A	$1,166,527	89,279	$210,997	16,150	$(783,919)	(60,074)	$593,605	45,355
Class B	366	28	248	19	(6,082)	(466)	(5,468)	(419)
Class C	83,656	6,403	7,868	602	(68,383)	(5,240)	23,141	1,765
Class F-1	324,142	24,816	43,866	3,358	(287,808)	(22,060)	80,200	6,114
Class F-2	446,591	34,216	26,012	1,991	(145,323)	(11,130)	327,280	25,077
Class R-6	103,919	7,954	7,634	584	(6,115)	(468)	105,438	8,070
Total net increase (decrease)	$2,125,201	162,696	$296,625	22,704	$(1,297,630)	(99,438)	$1,124,196	85,962

Year ended July 31, 2014
Class A	$675,556	53,456	$213,622	16,921	$(1,341,982)	(107,292)	$(452,804)	(36,915)
Class B	650	52	418	33	(8,667)	(691)	(7,599)	(606)
Class C	39,872	3,153	8,663	687	(110,759)	(8,853)	(62,224)	(5,013)
Class F-1	527,089	41,931	51,868	4,115	(905,891)	(71,801)	(326,934)	(25,755)
Class F-2	442,389	34,817	13,572	1,071	(136,652)	(10,912)	319,309	24,976
Class R-6	55,842	4,409	4,942	391	(15,362)	(1,236)	45,422	3,564
Total net increase (decrease)	$1,741,398	137,818	$293,085	23,218	$(2,519,313)	(200,785)	$(484,830)	(39,749)

66	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2015
Class A	$582,004	37,495	$96,061	6,188	$(360,143)	(23,213)	$317,922	20,470
Class B	334	22	154	10	(3,271)	(211)	(2,783)	(179)
Class C	55,686	3,585	5,320	343	(41,042)	(2,648)	19,964	1,280
Class F-1	78,498	5,049	7,372	475	(57,976)	(3,746)	27,894	1,778
Class F-2	145,866	9,397	9,910	639	(59,263)	(3,823)	96,513	6,213
Class R-6	73,819	4,754	6,392	412	(461)	(30)	79,750	5,136
Total net increase (decrease)	$936,207	60,302	$125,209	8,067	$(522,156)	(33,671)	$539,260	34,698

Year ended July 31, 2014
Class A	$438,553	29,734	$92,218	6,274	$(526,377)	(36,264)	$4,394	(256)
Class B	548	37	263	18	(4,620)	(318)	(3,809)	(263)
Class C	40,695	2,756	5,263	358	(53,623)	(3,683)	(7,665)	(569)
Class F-1	80,187	5,464	7,646	520	(91,186)	(6,184)	(3,353)	(200)
Class F-2	195,919	13,224	6,484	439	(114,860)	(7,734)	87,543	5,929
Class R-6	43,501	2,949	3,742	253	(1,706)	(119)	45,537	3,083
Total net increase (decrease)	$799,403	54,164	$115,616	7,862	$(792,372)	(54,302)	$122,647	7,724

The Tax-Exempt Fund of California

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2015
Class A	$212,686	11,982	$38,804	2,186	$(136,473)	(7,697)	$115,017	6,471
Class B	62	3	45	3	(1,048)	(59)	(941)	(53)
Class C	15,438	870	1,845	104	(15,711)	(888)	1,572	86
Class F-1	16,450	928	1,796	101	(20,701)	(1,172)	(2,455)	(143)
Class F-2	46,534	2,624	3,856	217	(26,654)	(1,501)	23,736	1,340
Total net increase (decrease)	$291,170	16,407	$46,346	2,611	$(200,587)	(11,317)	$136,929	7,701

Year ended July 31, 2014
Class A	$135,776	7,971	$39,000	2,290	$(216,325)	(12,820)	$(41,549)	(2,559)
Class B	16	1	77	4	(1,265)	(75)	(1,172)	(70)
Class C	8,353	488	2,086	123	(24,821)	(1,472)	(14,382)	(861)
Class F-1	13,404	790	2,324	137	(28,125)	(1,657)	(12,397)	(730)
Class F-2	39,559	2,309	2,868	168	(27,845)	(1,652)	14,582	825
Total net increase (decrease)	$197,108	11,559	$46,355	2,722	$(298,381)	(17,676)	$(54,918)	(3,395)

See page 68 for footnotes.

American Funds Tax-Exempt Funds	67

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of dividends			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2015
Class A	$28,352	2,636	$1,969	183		$(8,840)	(824)	$21,481	1,995
Class B	15	1	1	—	†	(23)	(2)	(7)	(1)
Class C	3,231	300	165	15		(1,537)	(143)	1,859	172
Class F-1	699	65	22	2		(174)	(16)	547	51
Class F-2	7,365	684	404	38		(3,413)	(317)	4,356	405
Total net increase (decrease)	$39,662	3,686	$2,561	238		$(13,987)	(1,302)	$28,236	2,622

Year ended July 31, 2014
Class A	$20,842	2,022	$1,772	172		$(24,070)	(2,345)	$(1,456)	(151)
Class B	13	2	2	—	†	(138)	(14)	(123)	(12)
Class C	2,012	196	153	15		(2,385)	(233)	(220)	(22)
Class F-1	263	26	15	1		(614)	(60)	(336)	(33)
Class F-2	6,340	614	406	39		(5,722)	(554)	1,024	99
Total net increase (decrease)	$29,470	2,860	$2,348	227		$(32,929)	(3,206)	$(1,111)	(119)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2015, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$323,782	$278,241
Limited Term Tax-Exempt Bond Fund of America	910,995	589,394
The Tax-Exempt Bond Fund of America	2,903,758	1,314,506
American High-Income Municipal Bond Fund	1,454,314	752,471
The Tax-Exempt Fund of California	452,843	256,304
American Funds Tax-Exempt Fund of New York	80,689	53,528

9. Ownership concentration

At July 31, 2015, CRMC held aggregate ownership of 25% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

68	American Funds Tax-Exempt Funds

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net (losses)
	Net asset		gains on		Dividends			Total	Net asset			Ratio of	Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions		dividends	value,		Net assets,	expenses to	net income
	beginning	investment	realized and	investment	investment	(from capital		and	end	Total	end of year	average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)		distributions	of year	return[2]	(in millions)	net assets	net assets
Class A:
7/31/2015	$10.25	$.11	$(.08)	$.03	$(.11)	$—		$(.11)	$10.17	.26%	$653	.58%	1.04%
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43	737	.58	1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.16	701	.59	1.21
7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17	606	.59	1.27
7/31/2011	10.20	.12	.03	.15	(.12)	—		(.12)	10.23	1.53	520	.60	1.24
Class F-1:
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05	9	.80	.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19	14	.82	.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[3]	(.10)	10.21	(.08)	30	.84	.96
7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98	18	.78	1.09
7/31/2011	10.20	.11	.03	.14	(.11)	—		(.11)	10.23	1.34	14	.79	1.04
Class F-2:
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29	64	.55	1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47	46	.54	1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.19	37	.56	1.23
7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24	15	.52	1.33
7/31/2011	10.20	.13	.03	.16	(.13)	—		(.13)	10.23	1.58	17	.55	1.28

	Year ended July 31
	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	38%	20%	22%	14%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	69

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net (losses)
	Net asset		gains on		Dividends			Total	Net asset			Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	Distributions		dividends	value,		Net assets,	expenses to		net income
	beginning	investment	realized and	investment	investment	(from capital		and	end	Total	end of year	average		to average
Period ended	of period	income	unrealized)	operations	income)	gains)		distributions	of year	return[2,3]	(in millions)	net assets		net assets
Class A:
7/31/2015	$16.10	$.38	$(.18)	$.20	$(.38)	$—		$(.38)	$15.92	1.23%	$2,670	.57%		2.36%
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615	.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[4]	(.40)	15.94	(.13)	2,625	.60		2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549	.60		2.72
7/31/2011	15.78	.46	.07	.53	(.46)	—		(.46)	15.85	3.41	2,232	.60		2.93
Class B:
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.52	1	1.28		1.66
7/31/2014	15.94	.29	.16	.45	(.29)	—		(.29)	16.10	2.85	2	1.29		1.83
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[4]	(.29)	15.94	(.82)	3	1.29		1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6	1.30		2.04
7/31/2011	15.78	.35	.07	.42	(.35)	—		(.35)	15.85	2.69	10	1.31		2.24
Class C:
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30	1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38	1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[4]	(.28)	15.94	(.87)	49	1.34		1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75	1.34		1.99
7/31/2011	15.78	.34	.07	.41	(.34)	—		(.34)	15.85	2.64	69	1.36		2.19
Class F-1:
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84	.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105	.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[4]	(.39)	15.94	(.22)	122	.69		2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132	.65		2.67
7/31/2011	15.78	.45	.07	.52	(.45)	—		(.45)	15.85	3.37	104	.65		2.89
Class F-2:
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39	208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75	183	.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[4]	(.43)	15.94	.05	148	.42		2.64
7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28	162	.38		2.94
7/31/2011	15.78	.49	.07	.56	(.49)	—		(.49)	15.85	3.65	132	.38		3.15
Class R-6:
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50	190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86	133	.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[4]	(.45)	15.94	.16	132	.31		2.72
7/31/2012[5,6]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90	43	.07	[3]	.64	[3]

	Year ended July 31
	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	19%	9%	13%	9%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	Amount less than $.01.
[5]	Class R-6 shares were offered beginning May 11, 2012.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on		Dividends	Net asset			Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses		net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2,3]	(in millions)	net assets		net assets
Class A:
7/31/2015	$12.92	$.42	$.04	$.46	$(.42)	$12.96	3.62%	$7,385	.54%		3.28%
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772	.56		3.57
7/31/2013[4,5]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)	6,984	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445	.55		3.73
8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557	.55		4.01
8/31/2010	11.82	.48	.71	1.19	(.48)	12.53	10.23	7,740	.54		3.92
Class B:
7/31/2015	12.92	.33	.04	.37	(.33)	12.96	2.85	7	1.28		2.55
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.81	13	1.30		2.84
7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)	20	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		3.01
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		3.26
8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.41	78	1.30		3.18
Class C:
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349	1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325	1.35		2.79
7/31/2013[4,5]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)	375	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		2.94
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		3.21
8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34		3.11
Class F-1:
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474	.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389	.68		3.46
7/31/2013[4,5]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)	1,659	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526	.66		3.62
8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66		3.90
8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380	.64		3.80
Class F-2:
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76	990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74	662	.42		3.70
7/31/2013[4,5]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)	327	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		3.87
8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41		4.15
8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216	.37		4.09
Class R-6:
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86	270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86	165	.31		3.81
7/31/2013[4,5]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)	115	.31	[6]	3.58	[6]
8/31/2012[4,7]	12.94	.14	.15	.29	(.15)	13.08	2.25	42	.09	[2]	1.15	[2]

	Year ended		For the period	Year ended
	July 31		9/1/2012 to	August 31
	2015	2014	7/31/2013[2,4,5]	2012	2011	2010
Portfolio turnover rate for all share classes	14%	10%	16%	14%	12%	16%

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	In 2013, the fund changed its fiscal year-end from August to July.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on		Dividends	Net asset			Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses		net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2,3]	(in millions)	net assets		net assets
Class A:
7/31/2015	$15.22	$.64	$.17	$.81	$(.63)	$15.40	5.34%	$2,700	.68%		4.13%
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99	2,357	.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246	.69		4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286	.68		4.64
7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57	1,849	.64		4.86
Class B:
7/31/2015	15.22	.53	.17	.70	(.52)	15.40	4.60	4	1.39		3.43
7/31/2014	14.48	.57	.73	1.30	(.56)	15.22	9.17	6	1.44		3.87
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42		3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42		3.96
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78	21	1.41		4.07
Class C:
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55	182	1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12	161	1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46		3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46		3.86
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73	137	1.46		4.03
Class F-1:
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27	207	.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87	178	.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172	.79		4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191	.76		4.56
7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45	146	.76		4.73
Class F-2:
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53	321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15	223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126	.52		4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87	.49		4.81
7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74	58	.48		5.03
Class R-6:
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64	188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27	108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58	.40		4.44
7/31/2012[4,5]	14.86	.14	.28	.42	(.15)	15.13	2.85	13	.08	[3]	1.00	[3]

	Year ended July 31
	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	23%	24%	25%	20%	18%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

72	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on		Dividends	Net asset			Ratio of		Ratio of
	value,	Net	securities (both	Total from	(from net	value,		Net assets,	expenses		net income
	beginning	investment	realized and	investment	investment	end	Total	end of period	to average		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2,3]	(in millions)	net assets		net assets
Class A:
7/31/2015	$17.52	$.60	$.09	$.69	$(.59)	$17.62	3.98%	$1,386	.62%		3.38%
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265	.63		3.72
7/31/2013[4,5]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)	1,250	.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334	.63		3.89
8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218	.64		4.08
8/31/2010	15.31	.64	1.32	1.96	(.64)	16.63	13.07	1,442	.62		4.04
Class B:
7/31/2015	17.52	.47	.09	.56	(.46)	17.62	3.22	1	1.35		2.65
7/31/2014	16.72	.51	.79	1.30	(.50)	17.52	7.93	2	1.38		3.00
7/31/2013[4,5]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)	3	1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37		3.17
8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7	1.39		3.33
8/31/2010	15.31	.52	1.32	1.84	(.52)	16.63	12.22	11	1.37		3.31
Class C:
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78	1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76	1.42		2.94
7/31/2013[4,5]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)	87	1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42		3.10
8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91	1.44		3.28
8/31/2010	15.31	.51	1.32	1.83	(.51)	16.63	12.17	116	1.42		3.24
Class F-1:
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63	.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65	.76		3.60
7/31/2013[4,5]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)	74	.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82	.73		3.79
8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82	.74		3.98
8/31/2010	15.31	.63	1.32	1.95	(.63)	16.63	12.97	108	.70		3.97
Class F-2:
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51		3.84
7/31/2013[4,5]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)	91	.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74	.48		4.02
8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41	.50		4.22
8/31/2010	15.31	.67	1.32	1.99	(.67)	16.63	13.27	46	.43		4.27

	Year ended		For the period	Year ended
	July 31		9/1/2012 to	August 31
	2015	2014	7/31/2013[3,4,5]	2012	2011	2010
Portfolio turnover rate for all share classes	17%	8%	12%	15%	10%	18%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	In 2013, the fund changed its fiscal year-end from August to July.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
			Net gains						Ratio of		Ratio of
	Net asset		(losses) on		Dividends			Net assets,	expenses to		expenses to		Ratio of
	value,	Net	securities (both	Total from	(from net	Net asset		end of	average net		average net		net income
	beginning	investment	realized and	investment	investment	value, end	Total	period	assets before		assets after		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2,3,4]	(in thousands)	reimbursements		reimbursements[3]		net assets[3]
Class A:
7/31/2015	$10.58	$.32	$.07	$.39	$(.31)	$10.66	3.65%	$123,924	.72%		.67%		2.91%
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	101,874	.73		.63		3.07
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)	99,811	.66		.59		2.88
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	106,145	.76		.63		3.06
7/31/2011[5,6]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	62,229	.97	[7]	.67	[7]	2.82	[7]
Class B:
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.87	45	1.49		1.43		2.15
7/31/2014	10.21	.23	.37	.60	(.23)	10.58	5.98	51	1.51		1.44		2.29
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)	174	1.53		1.46		1.99
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	271	1.59		1.45		2.24
7/31/2011[5,6]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	120	1.76	[7]	1.48	[7]	2.21	[7]
Class C:
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79	9,706	1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89	7,809	1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)	7,763	1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12	6,875	1.62		1.50		2.17
7/31/2011[5,6]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	2,103	1.75	[7]	1.55	[7]	2.27	[7]
Class F-1:
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	1,624	.80		.74		2.83
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	1,072	.77		.68		3.03
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)	1,372	.86		.79		2.67
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	2,392	.86		.74		2.94
7/31/2011[5,6]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	872	1.03	[7]	.78	[7]	2.71	[7]
Class F-2:
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77	20,397	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89	15,959	.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)	14,378	.64		.57		2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21	12,983	.63		.53		3.13
7/31/2011[5,6]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	3,162	.70	[7]	.55	[7]	3.08	[7]

					For the period
	Year ended July 31				11/1/2010 to
	2015	2014	2013	2012	7/31/2011[4,5,6]
Portfolio turnover rate for all share classes	42%	25%	23%	15%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reduced fees for other fees and expenses.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	For the period November 1, 2010, commencement of operations, through July 31, 2011.
[7]	Annualized.

See Notes to Financial Statements

74	American Funds Tax-Exempt Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the the summary investment portfolios (investment portfolio for American Funds Tax-Exempt Fund of New York), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “Funds”) at July 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (other than as noted below for The Tax-Exempt Fund of California), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements of The Tax-Exempt Fund of California as of July 31, 2013, and for the fiscal years ended through July 31, 2013 as appearing herein, were audited by other auditors whose report, dated September 9, 2013, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers, LLP

Los Angeles, California
September 10, 2015

American Funds Tax-Exempt Funds	75

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2015, through July 31, 2015).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

76	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	2/1/2015	7/31/2015	during period*	expense ratio
Class A – actual return	$1,000.00	$996.50	$2.87	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class F-1 – actual return	1,000.00	995.43	3.96	.80
Class F-1 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class F-2 – actual return	1,000.00	996.64	2.72	.55
Class F-2 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	2/1/2015	7/31/2015	during period*	expense ratio
Class A – actual return	$1,000.00	$994.20	$2.82	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class B – actual return	1,000.00	990.70	6.32	1.28
Class B – assumed 5% return	1,000.00	1,018.45	6.41	1.28
Class C – actual return	1,000.00	990.46	6.56	1.33
Class C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class F-1 – actual return	1,000.00	993.71	3.26	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	994.89	2.08	.42
Class F-2 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-6 – actual return	1,000.00	995.48	1.53	.31
Class R-6 – assumed 5% return	1,000.00	1,023.26	1.56	.31

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	2/1/2015	7/31/2015	during period*	expense ratio
Class A – actual return	$1,000.00	$991.62	$2.67	.54%
Class A – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class B – actual return	1,000.00	987.99	6.31	1.28
Class B – assumed 5% return	1,000.00	1,018.45	6.41	1.28
Class C – actual return	1,000.00	987.75	6.55	1.33
Class C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class F-1 – actual return	1,000.00	991.03	3.26	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	992.24	2.03	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 – actual return	1,000.00	992.80	1.48	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

American Funds Tax-Exempt Funds	77

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	2/1/2015	7/31/2015	during period*	expense ratio
Class A – actual return	$1,000.00	$994.35	$3.21	.65%
Class A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B – actual return	1,000.00	990.88	6.71	1.36
Class B – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C – actual return	1,000.00	990.59	7.01	1.42
Class C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 – actual return	1,000.00	993.98	3.56	.72
Class F-1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class F-2 – actual return	1,000.00	995.19	2.37	.48
Class F-2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-6 – actual return	1,000.00	995.73	1.83	.37
Class R-6 – assumed 5% return	1,000.00	1,022.96	1.86	.37

The Tax-Exempt Fund of California
	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	2/1/2015	7/31/2015	during period*	expense ratio
Class A – actual return	$1,000.00	$993.56	$3.02	.61%
Class A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B – actual return	1,000.00	989.94	6.61	1.34
Class B – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C – actual return	1,000.00	989.68	6.91	1.40
Class C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 – actual return	1,000.00	992.94	3.61	.73
Class F-1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-2 – actual return	1,000.00	994.12	2.42	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49

American Funds Tax-Exempt Fund of New York
	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	2/1/2015	7/31/2015	during period*	expense ratio
Class A – actual return	$1,000.00	$987.17	$3.35	.68%
Class A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class B – actual return	1,000.00	983.57	6.84	1.39
Class B – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C – actual return	1,000.00	983.17	7.33	1.49
Class C – assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class F-1 – actual return	1,000.00	987.03	3.50	.71
Class F-1 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class F-2 – actual return	1,000.00	987.76	2.76	.56
Class F-2 – assumed 5% return	1,000.00	1,022.02	2.81	.56

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

78	American Funds Tax-Exempt Funds

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2015:

Fund	Exempt interest dividends
American Funds Short-Term Tax-Exempt Bond Fund	100%
Limited Term Tax-Exempt Bond Fund of America	100
The Tax-Exempt Bond Fund of America	100
American High-Income Municipal Bond Fund	100
The Tax-Exempt Fund of California	100
American Funds Tax-Exempt Fund of New York	100

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2016, to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their tax advisors.

American Funds Tax-Exempt Funds	79

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America,

The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, American Funds Tax-Exempt Fund of New York

The boards of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “board”) have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2016. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of each fund’s independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short Municipal Debt Funds Average and the Barclays Municipal Short 1–5 Years Index. They noted that the investment results for the fund were above the results of the Lipper average over the nine-month, one-year, three-year, five-year and lifetime periods, while below those of the Barclays index for those periods.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Intermediate Municipal Debt Funds Average and the Barclays Municipal Short-Intermediate 1–10 Years Index. They noted that the investment results for the fund were below the results of the Lipper average for the nine-month, one-year, three-year, five-year, 10-year and lifetime periods, and were below the results of the Barclays index for all periods shown other than the three-year and five-year periods.

80	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper General & Insured Municipal Debt Funds Average and the Barclays Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the three-year, five-year, 10-year and lifetime periods (while below the results of the average for the nine-month and one-year periods), and were above the results of the Barclays index for all periods considered.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax. The board and the committee reviewed the fund’s investment results measured against the Lipper High-Yield Municipal Debt Funds Average and the Barclays High Yield Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the one-year, three-year, five-year, 10-year and lifetime periods (although below the results of the average for the nine-month period), while below the results of the Barclays index for all periods shown other than the nine-month period.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper California Municipal Debt Funds Average and the Barclays California Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the three-year, five-year, 10-year and lifetime periods (although below the results of the average for the nine-month and one-year periods), and were above the results of the Barclays index for all periods shown.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper New York Municipal Debt Funds Average and the Barclays New York Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the three-year and lifetime periods (although below the results of the average for the nine-month and one-year periods), while above those of the Barclays index for all periods considered.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

American Funds Tax-Exempt Funds	81

Approval of Investment Advisory and Service Agreement (continued)

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees were below the median advisory fees of the other funds included in its Lipper category described above. They noted that while Limited Term Tax-Exempt Bond Fund of America’s total expenses were higher than the median of the other funds in the Lipper Intermediate Municipal Debt Funds category, such expenses less distribution expenses were below the median, and that the total expenses for each of the other funds were below the median of their respective categories. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the potential benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

82	American Funds Tax-Exempt Funds

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Tax-Exempt Funds	83

Boards of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	STEX	2010	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	79	None
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
James G. Ellis, 1947	STEX	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	79	Mercury General
	LTEX	2006			Corporation
	TEBF	2006
	AHIM	2006
	TEFCA	2006
	TEFNY	2010
Leonard R. Fuller, 1946	STEX	1995	President and CEO, Fuller Consulting (financial management consulting firm)	79	None
	LTEX	1994
	TEBF	1994
	AHIM	1994
	TEFCA	1994
	TEFNY	2010
Mary Davis Holt, 1950	STEX	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	76	None
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015
R. Clark Hooper, 1946	STEX	2005	Private investor	81	The Swiss Helvetia
Chairman of the Boards	LTEX	2005			Fund, Inc.
(Independent and Non-	TEBF	2005
Executive)	AHIM	2005
	TEFCA	2005
	TEFNY	2010
Merit E. Janow, 1958	STEX	2010	Dean and Professor, Columbia University, School of International and Public Affairs	78	MasterCard Incorporated;
	LTEX	2010			The NASDAQ Stock
	TEBF	2010			Market LLC;
	AHIM	2010			Trimble Navigation
	TEFCA	2010			Limited
	TEFNY	2010
Laurel B. Mitchell, PhD,	STEX	2009	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	75	None
1955	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2009
	TEFNY	2010
Frank M. Sanchez, 1943	STEX	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	75	None
	LTEX	1999
	TEBF	1999
	AHIM	1999
	TEFCA	1999
	TEFNY	2010

See page 86 for footnotes.

84	American Funds Tax-Exempt Funds

Independent trustees1 (continued)

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Margaret Spellings, 1957	STEX	2009	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	79	None
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Steadman Upham, PhD, 1949	STEX	2009	President and University Professor, The University of Tulsa	78	None
	LTEX	2007
	TEBF	2007
	AHIM	2007
	TEFCA	2007
	TEFNY	2010

Interested trustee[4,5]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Karl J. Zeile, 1966	STEX	2011	Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company	6	None
Vice Chairman of the Board:	LTEX	2004
STEX	TEBF	2009
Vice Chairman of the Board and President: AHIM, TEFNY Vice Chairman of the Board and Vice President: LTEX, TEBF, TEFCA	AHIM	2008
	TEFCA	2009
	TEFNY	2010

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

STEX	American Funds Short-Term Tax-Exempt Bond Fund
LTEX	Limited Term Tax-Exempt Bond Fund of America
TEBF	The Tax-Exempt Bond Fund of America
AHIM	American High-Income Municipal Bond Fund
TEFCA	The Tax-Exempt Fund of California
TEFNY	American Funds Tax-Exempt Fund of New York

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Brenda S. Ellerin, 1963	STEX	2009	Partner — Capital Fixed Income Investors, Capital Research and Management Company
President: STEX, LTEX	LTEX	1997
Senior Vice President: TEBF	TEBF	1999
Neil L. Langberg, 1953	STEX	1989	Partner — Capital Fixed Income Investors, Capital Research and Management Company
President: TEBF, TEFCA	LTEX	1993
Senior Vice President: STEX,	TEBF	1985
LTEX, AHIM	AHIM	1994
	TEFCA	1986

American Funds Tax-Exempt Funds	85

Other officers5 (continued)

Name, year of birth and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Kristine M. Nishiyama, 1970	STEX	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Senior Vice President	LTEX	2003
	TEBF	2003
	AHIM	2003
	TEFCA	2003
	TEFNY	2010
Jerome H. Solomon, 1963	TEFNY	2011	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Vice President
Steven I. Koszalka, 1964	STEX	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Brian C. Janssen, 1972	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
Treasurer	LTEX	2015
	TEBF	2012
	AHIM	2015
	TEFCA	2012
	TEFNY	2012
Jane Y. Chung, 1974	STEX	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Assistant Secretary	LTEX	2014
	TEBF	2014
	AHIM	2014
	TEFCA	2014
	TEFNY	2014
Dori Laskin, 1951	STEX	2010	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Gregory F. Niland, 1971	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

86	American Funds Tax-Exempt Funds

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

American Funds Tax-Exempt Funds	87

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec. gov and on the American Funds website.

Complete July 31, 2015, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

88	American Funds Tax-Exempt Funds

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2014	$38,000
2015	$42,000

b) Audit-Related Fees:
2014	None
2015	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	$7,000
2015	None

The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns including returns relating to the Registrant’s investments in non-U.S. jurisdictions.

d) All Other Fees:
2014	None
2015	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2014	None
2015	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	$52,000
2015	$29,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2014	$2,000
2015	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $61,000 for fiscal year 2014 and $50,000 for fiscal year 2015. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio
July 31, 2015
Bonds, notes & other debt instruments 93.51% Alabama 0.85%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$1,657
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	1,750	1,905
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	2,315	2,596
		6,158
Alaska 0.09%
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	585	613
Arizona 1.29%
Pima County, Sewer System Rev. Obligations, Series 2012-A, 4.00% 2017	1,000	1,064
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	559
School Facs. Board, Certs. of Part., Series 2015-A, 5.00% 2021	1,000	1,172
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,206
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,000	2,166
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,217
		9,384
California 7.98%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.92% 2045 (put 2023)[1]	6,600	6,480
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.72% 2047 (put 2019)[1]	3,000	2,989
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 2.50% 2018	1,495	1,543
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2017	640	678
G.O. Bonds, Series 2012-A, 0.47% 2033 (put 2018)[1]	1,500	1,491
Various Purpose G.O. Bonds, 3.00% 2016	2,500	2,569
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,332
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2019	2,000	2,290
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 4.00% 2018	450	483
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2018	515	579
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2017	500	547
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	700	841
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,254
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,769
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2015-B-1, 0.30% 2047 (put 2018)[1]	2,000	1,986
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 2.00% 2016	600	608
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 4.00% 2018	500	544
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	845	980
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,367
American Funds Short-Term Tax-Exempt Bond Fund — Page 1 of 14

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Metropolitan Water District of Southern California, Water Rev. Ref. Bonds (SIFMA Index Model), Series 2012-B1, 0.40% 2027 (put 2018)[1]	$2,900	$2,892
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 4.00% 2018	2,500	2,707
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2017	2,510	2,719
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,208
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,140
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2016	1,500	1,553
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2017	600	654
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2018	650	731
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2017	1,120	1,142
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2018	310	338
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2019	525	588
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 3.00% 2016	600	615
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2017	1,595	1,700
Santa Cruz County Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, 3.00% 2015	1,065	1,067
Santa Cruz County Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, 5.00% 2018	300	334
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	1,700	1,831
Stockton Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, Build America Mutual insured, 4.00% 2018	500	542
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2019	375	429
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2020	400	465
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	976
		57,961
Colorado 0.67%
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.00% 2016 (escrowed to maturity)	1,000	1,059
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,152
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	2,500	2,656
		4,867
Connecticut 1.46%
Various Purpose G.O. Bonds, Series 2015-D, 0.77% 2018[1]	1,000	999
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	960	1,042
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,760	1,892
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	790	797
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,500	3,726
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,000	2,134
		10,590
Delaware 0.03%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	195	197
American Funds Short-Term Tax-Exempt Bond Fund — Page 2 of 14

Bonds, notes & other debt instruments District of Columbia 1.25%	Principal amount (000)	Value (000)
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.62% 2015[1]	$2,500	$2,500
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2014-A, 5.00% 2017	2,000	2,199
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 4.00% 2016	2,000	2,080
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.60% 2040 (put 2016)[1]	2,300	2,302
		9,081
Florida 6.82%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,588
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,419
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	1,000	1,074
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,424
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2015	2,200	2,220
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	975	1,040
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	1,020	1,086
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	645	698
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	1,000	1,050
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,295	5,522
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	1,911
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.77% 2017[1]	3,800	3,810
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	1,000	1,113
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,000	1,142
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,164
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,024
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 4.00% 2017	2,115	2,246
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,584
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	1,250	1,393
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	760
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2017	925	982
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,644
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015 (escrowed to maturity)	270	272
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2016 (escrowed to maturity)	645	679
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2016 (escrowed to maturity)	605	637
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,051
		49,533
Georgia 3.14%
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2017	850	922
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2018	1,000	1,118
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2019	760	871
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2019	2,000	2,310
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2017	500	545
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	1,285	1,305
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	980	1,057
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.32% 2025 (put 2017)[1]	5,250	5,234
American Funds Short-Term Tax-Exempt Bond Fund — Page 3 of 14

Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.30% 2025 (put 2017)[1]	$3,500	$3,488
Municipal Gas Auth., Gas Rev. Bonds (Gas Portfolio III Project), Series 2014-U, 4.00% 2017	1,000	1,069
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,017
State Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	2,500	2,854
		22,790
Hawaii 0.69%
G.O. Bonds of 2011, Series DZ, 5.00% 2017	2,500	2,747
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,129
Dept. of Transportation, Aiports Division Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2019	1,000	1,131
		5,007
Idaho 0.38%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2017	2,525	2,724
Illinois 6.47%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	4,037
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2018	750	817
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 4.00% 2019	1,925	2,068
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2018	600	639
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2006-B, FGIC-National insured, 5.00% 2018	370	385
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2017	700	730
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2018	300	320
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 4.00% 2017	250	261
Education Facs. Auth. Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,425
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,245
Fin. Auth., Clean Water Initiative Revolving Fund Rev. Bonds, Series 2013, 5.00% 2019	2,000	2,289
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2019	550	629
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2019	1,000	1,140
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	2,874
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	2,000	2,270
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2018	500	558
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,202
G.O. Bonds, Illinois FIRST, Series of May 2001, Assured Guaranty Municipal insured, 5.50% 2016	2,000	2,066
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.02% 2050 (put 2025)[1]	2,400	2,384
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2019	1,500	1,727
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2018	1,000	1,096
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2013-B, 5.00% 2018	1,750	1,969
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,252
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-B, 5.00% 2017	1,500	1,591
		46,974
Indiana 1.31%
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2016	1,000	1,047
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2017	1,250	1,357
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,673
American Funds Short-Term Tax-Exempt Bond Fund — Page 4 of 14

Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	$2,000	$2,047
Indianapolis Local Public Improvement Bond Bank Rev. Bonds (Waterworks Project), Series 2009-A, Assured Guaranty insured, 5.00% 2017	1,325	1,405
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	1,000	1,003
		9,532
Louisiana 0.76%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2021	1,500	1,735
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	620	646
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2014, 5.00% 2017	500	536
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2014, 5.00% 2018	500	551
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 4.00% 2015	1,000	1,012
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2017	1,000	1,065
		5,545
Maine 0.34%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,450	1,554
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	885	925
		2,479
Maryland 0.95%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,135	3,277
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 0.955% 2038 (put 2017)[1]	1,400	1,409
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,093
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,099
		6,878
Massachusetts 4.48%
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.60% 2040 (put 2017)[1]	1,000	1,001
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2016	890	928
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.57% 2038 (put 2018)[1]	6,040	6,025
Dev. Fin. Agcy., Rev. Ref. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	511
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	1,000	1,091
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 4.00% 2017	400	415
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 4.00% 2018	500	528
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,352
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.47% 2015[1]	2,500	2,500
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.54% 2016[1]	2,000	2,005
G.O. Bonds, Consolidated Loan of 2012, Series D, 0.45% 2018[1]	1,000	996
G.O. Bonds, Consolidated Loan of 2014, Series D-2, 0.32% 2043 (put 2017)[1]	2,000	1,988
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,025	1,101
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 169, 4.00% 2044	970	1,053
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 172, 4.00% 2045	1,600	1,740
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	600	609
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	645	662
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	2,050	2,113
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	1,000	1,084
American Funds Short-Term Tax-Exempt Bond Fund — Page 5 of 14

Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	$2,000	$2,146
Port Auth., Rev. Bonds, Series 2012-A, AMT, 3.00% 2017	660	687
		32,535
Michigan 4.12%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2018	2,225	2,431
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-C-7, National insured, 5.00% 2019	575	642
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-1, Assured Guaranty Municipal insured, 5.00% 2020	500	568
Fin. Auth. State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,128
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-A, 5.00% 2015	1,000	1,016
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2018	725	796
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,239
County of Genesee, Water Supply System Rev. Ref. Bonds (Limited Tax G.O.), Series 2014, Build America Mutual insured, 4.00% 2018	420	455
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,004
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2019	500	572
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2020	500	579
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,100
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2021	1,400	1,632
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,509
State Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,125	1,223
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, 0.45% 2033 (put 2018)[1]	2,000	1,989
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.42% 2043 (put 2016)[1]	3,000	3,002
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.25% 2016	2,000	2,029
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	2,884
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	1,900	2,117
		29,915
Minnesota 1.85%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2012-B, 5.00% 2017	2,000	2,140
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	830	870
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,110	1,169
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	895	911
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,420	1,531
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,310	5,749
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	1,000	1,079
		13,449
Mississippi 0.25%
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project), Series 2013-A, 5.00% 2019	850	959
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	815	879
		1,838
American Funds Short-Term Tax-Exempt Bond Fund — Page 6 of 14

Bonds, notes & other debt instruments Missouri 1.38%	Principal amount (000)	Value (000)
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-C, 4.90% 2036	$430	$438
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-D, 4.80% 2040	690	727
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	640	690
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,255	1,360
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	1,475	1,604
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,202
		10,021
Montana 0.30%
Board of Housing, Single-family Homeownership Rev. Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	2,045	2,140
Nebraska 2.00%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2016	2,000	2,061
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2017	1,045	1,118
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,793
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	1,000	1,022
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	1,740	1,803
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	2,590	2,679
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	965	1,048
		14,524
Nevada 1.53%
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2019	2,000	2,255
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2015-C, 5.00% 2021	1,170	1,373
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	3,000	3,001
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2016	2,000	2,079
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-D, 5.00% 2017	1,185	1,279
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,114
		11,101
New Hampshire 0.29%
Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2017	2,000	2,132
New Jersey 3.90%
Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured, Subseries J-5, 5.00% 2029 (preref. 2015)	2,000	2,008
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,573
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,326
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Notes, Series 2014, 0.75% 2017[1]	750	740
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,693
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,201
American Funds Short-Term Tax-Exempt Bond Fund — Page 7 of 14

Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 4.00% 2017	$1,750	$1,847
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2016	1,000	1,054
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,476
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	2,000	2,202
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2019	1,000	1,123
Transportation Trust Fund Auth., Transportation System Bonds, Series 2012-AA, 5.00% 2017	1,000	1,054
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.70% 2024 (put 2018)[1]	2,000	1,990
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.64% 2023 (put 2017)[1]	2,000	2,000
		28,287
New Mexico 0.63%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.933% 2028[1]	60	60
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,253
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	900	956
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	1,215	1,299
		4,568
New York 11.53%
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 4.00% 2016	2,555	2,622
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2015-B-A, 5.00% 2017	3,000	3,206
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,680
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	2,000	2,323
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2018	1,500	1,665
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.77% 2017[1]	2,000	2,004
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, 0.60% 2031 (put 2019)[1]	2,500	2,480
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-B-3C, 0.47% 2034 (put 2019)[1]	2,000	1,974
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, XLCA insured, 5.75% 2016	1,525	1,560
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-1, 5.00% 2015	2,000	2,028
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	835
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,339
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.60% 2039 (put 2020)[1]	6,250	6,165
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,970	2,038
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	3,700	3,887
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.57% 2025[1]	5,000	4,966
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,085
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,118
American Funds Short-Term Tax-Exempt Bond Fund — Page 8 of 14

Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 0.52% 2031[1]	$2,500	$2,489
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,752
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2002-B, 5.00% 2016	445	456
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2002-B, 5.00% 2016 (escrowed to maturity)	55	56
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2007-B, 5.00% 2016	1,620	1,715
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,199
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,509
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,020
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,088
Port Auth., Consolidated Rev. Ref. Bonds, Series 185, AMT, 5.00% 2020	2,000	2,313
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2021	2,000	2,331
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	675	757
Thruway Auth., General Rev. Junior Indebtedness Obligations Series 2013-A, 5.00% 2019	4,700	5,341
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	2,900	3,016
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2005-B-4A, 0.505% 2028 (put 2014)[1]	2,710	2,710
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2000-ABCD-4, Assured Guaranty Municipal insured, 0.37% 2018[1]	750	743
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A, 4.00% 2016	2,000	2,032
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	2,010	2,214
		83,716
North Carolina 0.38%
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group), Series 2012-C, 0.76% 2033 (put 2017)[1]	2,805	2,790
North Dakota 0.60%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	2,890	3,079
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	570	614
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	610	663
		4,356
Ohio 1.88%
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,646
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,586
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,750	1,842
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,005	1,061
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	495	523
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	1,925
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2017	1,000	1,100
		13,683
American Funds Short-Term Tax-Exempt Bond Fund — Page 9 of 14

Bonds, notes & other debt instruments Oklahoma 0.63%	Principal amount (000)	Value (000)
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.82% 2023 (put 2018)[1]	$1,670	$1,667
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 3.00% 2016	550	559
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 4.00% 2017	985	1,031
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	1,215	1,292
		4,549
Oregon 1.47%
Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,443
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 0.90% 2020 (put 2017)[1]	1,500	1,501
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.02% 2022 (put 2018)[1]	3,000	3,008
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	3,460	3,721
Tri-County Metropolitan Transportation Dist., Payroll Tax and Grant Receipt Rev. Bonds, Series 2013, 3.00% 2016	1,000	1,002
		10,675
Pennsylvania 1.46%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,375
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2017	2,500	2,667
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.70% 2018[1]	1,500	1,495
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 1.00% 2021[1]	1,100	1,095
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, 0.82% 2045 (put 2018)[1]	1,000	998
		10,630
Puerto Rico 0.09%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	620	614
Rhode Island 1.18%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,095
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,620	3,892
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.00% 2015	350	354
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2016	450	476
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2017	700	760
		8,577
South Carolina 0.24%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	1,500	1,763
South Dakota 0.57%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-E, 4.00% 2044	1,390	1,513
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	755	778
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	445	467
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	1,265	1,345
		4,103
American Funds Short-Term Tax-Exempt Bond Fund — Page 10 of 14

Bonds, notes & other debt instruments Tennessee 2.20%	Principal amount (000)	Value (000)
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Ref. Bonds (Vanderbilt University), Series 2012-B, 0.62% 2038 (put 2017)[1]	$1,000	$998
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,060	1,132
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	775	828
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,895	2,016
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	895	955
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,630	1,695
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	875	939
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,945	2,087
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,605	1,730
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,215	1,322
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,026
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	1,220	1,269
		15,997
Texas 9.16%
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	1,610	1,719
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-E, AMT, 5.00% 2019	2,000	2,286
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2018	1,000	1,122
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2019	500	574
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bond Anticipation Notes, Series 2014-A, 3.00% 2016	8,150	8,404
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-B, 0.60% 2042 (put 2019)[1]	2,000	1,976
Harris County, Toll Road Rev. Bonds, Series 2012-B, 0% 2021 (put 2018)[1]	2,500	2,500
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, 0.61% 2021 (put 2015)[1]	1,000	1,000
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project), Series 2013-B, 0.55% 2048 (put 2017)[1]	2,000	2,007
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,109
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.77% 2034 (put 2017)[1]	2,450	2,454
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-C, 0.62% 2034 (put 2016)[1]	1,000	1,002
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2020	1,000	1,166
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	7,700	7,916
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,443
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,000	2,039
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2018	1,000	1,117
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.82% 2050 (put 2019)[1]	1,300	1,291
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,409
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2017	1,050	1,134
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,208
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,181
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 0.40% 2033 (put 2018)[1]	4,500	4,475
American Funds Short-Term Tax-Exempt Bond Fund — Page 11 of 14

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2018	$1,515	$1,657
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	2,000	2,273
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.40% 2041 (put 2018)[1]	6,500	6,484
Transportation Commission, State Highway Fund Rev. Bonds, Series 2014-B, 0.37% 2032 (put 2017)[1]	1,600	1,596
		66,542
Utah 0.31%
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	2,000	2,229
Vermont 0.34%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.784% 2022[1]	2,475	2,475
Virginia 0.48%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,493
Washington 3.91%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	2,500	2,530
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	5,000	5,416
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,234
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2018	1,750	1,955
Various Purpose G.O. Ref. Bonds, Series R-2012-A, 5.00% 2017	1,250	1,355
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017 (escrowed to maturity)	1,250	1,330
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2010-B, AMT, 5.00% 2016	1,250	1,274
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2019	500	575
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	561
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	450	477
Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	1,220	1,265
Housing Fin. Commission, Single-Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	2,410	2,534
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	670	692
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, 0.70% 2045 (put 2018)[1]	1,000	1,000
Port of Seattle, Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2015	1,000	1,004
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2020	1,000	1,152
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,032
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,000	1,031
		28,417
West Virginia 0.19%
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 0.55% 2041 (put 2019)[1]	1,375	1,367
Wisconsin 1.54%
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2017	325	355
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2018	435	488
American Funds Short-Term Tax-Exempt Bond Fund — Page 12 of 14

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	$1,000	$1,101
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	2,500	2,903
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2017	2,000	2,141
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2015	1,315	1,337
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,178
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 4.00% 2016	680	697
		11,200
Wyoming 0.14%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	1,000	1,045
Total bonds, notes & other debt instruments (cost: $674,347,000)		679,044
Short-term securities 7.80%
State of California, G.O. Bonds, Series 2004-A-4, 0.01% 2034[1]	2,100	2,100
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.11% 2026[1]	300	300
State of California, Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, Wells Fargo Bank LOC, 0.12% 2027[1]	1,095	1,095
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	15,000	15,203
District of Columbia, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 9/30/2015	5,950	5,964
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,200	2,217
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,800	2,822
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.01% 2026[1]	2,000	2,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.01% 2026[1]	800	800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.01% 2035[1]	1,400	1,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.01% 2035[1]	4,400	4,400
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.01% 2030[1]	3,500	3,500
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[1]	500	500
State of New York, Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.01% 2033[1]	550	550
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.03% 2032[1]	3,485	3,485
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.01% 2031[1]	300	300
State of Texas, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 8/31/2015	10,000	10,012
Total short-term securities (cost: $56,640,000)		56,648
Total investment securities 101.31% (cost: $730,987,000)		735,692
Other assets less liabilities (1.31%)		(9,480)
Net assets 100.00%		$726,212

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,530,000, which represented .35% of the net assets of the fund.

American Funds Short-Term Tax-Exempt Bond Fund — Page 13 of 14

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-039-0915O-S49140	American Funds Short-Term Tax-Exempt Bond Fund — Page 14 of 14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California (the “Funds”) at July 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than as noted below for The Tax-Exempt Fund of California), in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2015 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial highlights of The Tax-Exempt Fund of California for each of the periods ended on or before July 31, 2013, were audited by another independent registered public accounting firm whose report, dated September 9, 2013, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Los Angeles, California

September 10, 2015

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By _/s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2015

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 30, 2015